                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-08390
                                   ---------
                       Investment Company Act File Number

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                   (Registrant's Telephone Number, Including
                                   Area Code)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                 July 31, 2007
                                 -------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF JULY 31, 2007
PORTFOLIO OF INVESTMENTS (UNAUDITED)

SECURITY                                               SHARES            VALUE
-------------------------------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -- 96.3%

Argentina  -- 1.6%
-------------------------------------------------------------------------------
Banco Macro SA (Class 'B' Shares) (ADR)                  8,050      $   228,217
BBVA Banco Frances SA (ADR)                             11,300          113,226
Cresud SA (ADR)                                         19,600          388,864
Grupo Financiero Galicia SA (Class 'B'
Shares) (ADR)(a)                                        22,000          199,320
IRSA Inversiones y Representaciones SA (GDR)(a)         11,500          211,025
Molinos Rio de la Plata SA (Class 'B' Shares)(a)         9,200           25,642
Petrobras Energia Participaciones SA (ADR)(a)           22,700          249,473
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)        30,460          656,718
Tenaris SA (ADR)                                        39,700        1,912,349
Transportadora de Gas del Sur SA (ADR)(a)               21,100          154,030
-------------------------------------------------------------------------------
                                                                    $ 4,138,864
-------------------------------------------------------------------------------

Botswana  -- 0.0%
-------------------------------------------------------------------------------
Barclays Bank of Botswana                               45,000      $    67,037
-------------------------------------------------------------------------------
                                                                    $    67,037
-------------------------------------------------------------------------------

Brazil  -- 6.4%
-------------------------------------------------------------------------------
AES Tiete SA                                         1,100,000      $    45,288
AES Tiete SA (PFD Shares)                              700,000           26,013
All America Latina Logistica (PFD Shares)               21,500          197,850
American Banknote SA                                     4,700           55,236
Aracruz Celulose SA (PFD Shares)                        15,600           99,259
Arcelor Brasil SA                                        4,100          118,139
Banco Bradesco SA                                        6,516          175,038
Banco Bradesco SA (PFD Shares)                          28,756          753,399
Banco do Brasil SA                                      11,100          175,677
Banco Itau Holding Financeira SA                         1,800           76,514
Banco Itau Holding Financeira SA (PFD Shares)           17,060          788,577
Banco Nossa Caixa SA                                     1,400           23,797
Bombril SA (PFD Shares)(a)                               3,200           28,060
Bradespar SA                                               600           25,764
Bradespar SA (PFD Shares)                                3,500          148,590
Brasil Telecom Participacoes SA                          2,700           60,099
Brasil Telecom Participacoes SA (PFD Shares)            11,400          151,106
Brasil Telecom SA (PFD Shares)                           9,400           81,774
Braskem SA (PFD Shares)                                  9,360           86,431
Centrais Eletricas Brasileiras SA                    5,600,000          148,964
Centrais Eletricas Brasileiras SA (Class 'B'
Shares) (PFD Shares)                                 5,400,000          141,190
Centrais Eletricas de Santa Catarina SA
(PFD Shares)                                             1,500           30,349
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (PFD Shares)                                  3,280,000          124,939
Cia Brasileira de Petroleo Ipiranga (PFD Shares)         2,500           33,405
Cia de Bebidas das Americas (PFD Shares)             1,294,700          896,477
Cia de Companhia de Concessoes Rodoviarias (CCR)         4,600           83,773
Cia de Saneamento Basico do Estado de Sao Paulo          5,320          128,687
Cia de Tecidos Norte de Minas (PFD Shares)             400,000           52,406
Cia Energetica de Minas Gerais                           1,800           38,016
Cia Energetica de Minas Gerais (PFD Shares)             14,248          289,493
Cia Energetica de Sao Paulo (PFD Shares)(a)          7,100,000          129,529
Cia Paranaense de Energia-Copel (PFD Shares)         4,200,000           69,953
Cia Siderurgica Nacional SA (CSN)                        4,400          255,754
Cia Vale do Rio Doce                                    20,300        1,007,266
Cia Vale do Rio Doce (PFD Shares)                       27,470        1,163,280
Contax Participacoes SA (PFD Shares)                    38,200           53,514
Cosan SA Industria e Comercio                            4,400           74,578
CPFL Energia SA                                          3,400           64,973
Cyrela Brazil Realty SA                                 14,000          165,058
Datasul SA                                               5,800           70,397
Diagnosticos da America SA                               3,800           92,651
Duratex SA (PFD Shares)                                 11,000          325,251
EDP-Energias do Brasil SA                                2,600           48,434
Eletropaulo Metropolitana SA (Class 'B' Shares)
(PFD Shares)                                           610,000           40,118
Empresa Brasileira de Aeronautica SA                    58,400          633,883
Fertilizantes Fosfatados SA (PFD Shares)                 1,200           41,706
Gafisa SA                                                9,300          149,128
Gerdau SA (PFD Shares)                                   9,900          251,437
Gol Linhas Aereas Inteligentes SA (PFD Shares)           2,000           49,737
Investimentos Itau SA (PFD Shares)                      77,960          496,876
Iochpe Maxion SA (PFD Shares)                            5,500           88,518
Itausa-Investimentos Itau SA                             3,300           29,820
Klabin SA (PFD Shares)                                  13,200           45,029
Localiza Rent a Car SA                                   5,100           52,766
Lojas Americanas SA                                    400,000           35,287
Lojas Americanas SA (PFD Shares)                     2,057,000          183,785
Lojas Renner SA                                          8,400          158,995
Lupatech SA                                              3,700           88,630
Marcopolo SA (PFD Shares)                               14,300           63,844
Metalurgica Gerdau SA (PFD Shares)                       4,000          134,741
MMX Mineracao e Metalicos SA(a)                            200           58,281
Natura Cosmeticos SA                                    11,400          140,134
Net Servicos de Comunicacao SA (PFD Shares)(a)          11,736          189,822
Perdigao SA                                              7,200          136,666
Petroleo Brasileiro SA                                  31,800        1,037,358
Petroleo Brasileiro SA (PFD Shares)                     45,700        1,287,981
Porto Seguro SA                                          1,600           61,844
Randon Participacoes SA (PFD Shares)                     9,600           87,774
Rossi Residencial SA                                     4,400          112,456
Sadia SA (PFD Shares)                                   29,400          140,064
Souza Cruz SA                                            5,900          137,385
Submarino SA                                             2,900          122,497
Suzano Papel e Celulose SA                               3,900           55,865
Tam SA (PFD Shares)                                      4,300          117,257
Tele Norte Leste Participacoes SA                        3,700          125,823
Tele Norte Leste Participacoes SA (PFD Shares)          13,600          291,597
Telemar Norte Leste SA (PFD Shares)                      1,700           58,356
Telemig Celular Participacoes SA (PFD Shares)       15,700,000           46,170
Telesp-Telecomunicacoes de Sao Paulo SA                  1,100           33,960
Telesp-Telecomunicacoes de Sao Paulo SA (PFD
Shares)                                                  1,500           47,400
Tim Participacoes SA                                     8,800           48,699
Tim Participacoes SA (PFD Shares)                       21,900           76,464
Totvs SA                                                 2,400           74,044
Tractebel Energia SA                                     8,700          104,200
Ultrapar Participacoes SA (PFD Shares)                   1,000           34,354
Unibanco-Uniao de Bancos Brasileiros SA                 35,100          408,194
Unibanco-Uniao de Bancos Brasileiros SA
(PFD Shares)                                             3,200           17,538
Usinas Siderurgicas de Minas Gerais SA                     800           57,699
Usinas Siderurgicas de Minas Gerais SA (PFD
Shares)                                                  3,700          228,914
Vivo Participacoes SA(a)                                 2,500           17,845
Vivo Participacoes SA (PFD Shares)                      25,800          115,878
Votorantim Celulose e Papel SA (PFD Shares)              2,700           64,532
Weg SA                                                  40,800          458,121
-------------------------------------------------------------------------------
                                                                    $17,144,420
-------------------------------------------------------------------------------

Bulgaria  -- 0.8%
-------------------------------------------------------------------------------
Albena                                                   3,228      $   271,147
Bulgarian American Credit Bank JSCO                      5,700          347,123
Bulgarian Telecommunications Co.                        44,690          341,009
Central Cooperative Bank AD(a)                          42,900          285,279
Doverie Holding AD                                      12,900           68,807
Insurance & Reinsurance Co., DZI AD(a)                   1,120          133,983
Petrol AD                                               46,800          160,849
Sopharma AD                                             77,500          411,749
-------------------------------------------------------------------------------
                                                                    $ 2,019,946
-------------------------------------------------------------------------------

Chile  -- 3.0%
-------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA        26,800      $    61,078
Administradora de Fondos de Pensiones Provida SA
(ADR)                                                      800           27,040
AES Gener SA                                            99,700           54,036
Aguas Andinas SA (Class 'A' Shares)                     67,000           29,513
Almendral SA                                           872,300           96,393
Antarchile SA (Series 'A')                              16,270          330,292
Banco de Chile                                       3,527,137          290,466
Banco de Credito e Inversiones                          10,980          358,535
Banco Santander Chile SA                             6,716,400          310,641
Banco Santander Chile SA (ADR)                             500           23,840
Banmedica SA                                            37,200           49,158
Cap SA                                                   8,200          197,874
Cementos Bio-Bio SA                                      7,300           22,089
Cencosud SA                                             83,400          340,212
Cia Cervecerias Unidas SA                                8,300           61,358
Cia Cervecerias Unidas SA (ADR)                            900           33,435
Cia de Telecomunicaciones de Chile SA (Series 'A')      55,800          129,308
Cia SudAmericana de Vapores SA(a)                       42,000           89,687
Coia General de Electricidad SA                         24,500          205,281
Colbun SA                                              588,400          128,442
Corpbanca SA                                        24,453,300          152,204
Cristalerias de Chile SA                                 1,800           24,993
Distribucion y Servicio D&S SA                         208,400          110,556
Distribucion y Servicio D&S SA (ADR)                     1,000           31,850
Embotelladora Andina SA (Class 'B' Shares)
(PFD Shares)                                            12,800           42,164
Embotelladora Andina SA (PFD Shares)                    11,300           34,626
Empresa Nacional de Electricidad SA                    267,500          389,352
Empresa Nacional de Electricidad SA (ADR)                1,000           43,850
Empresa Nacional de Telecomunicaciones SA                9,600          159,936
Empresas CMPC SA                                         9,640          361,858
Empresas Copec SA                                       45,150          717,696
Enersis SA                                           1,050,500          370,185
Enersis SA (ADR)                                         1,900           33,668
Farmacias Ahumada SA                                     5,500           25,912
Grupo Security SA                                      245,700           94,111
Iansa                                                  248,000           26,835
Invercap SA                                             14,400          102,867
Inversiones Aguas Metropolitanas SA                     33,600           40,411
La Polar SA                                             13,500           83,252
Lan Airlines SA                                         13,200          211,847
Madeco SA(a)                                         1,851,500          267,717
Masisa SA                                              214,700           58,594
Masisa SA (ADR)                                            600            8,310
Minera Valparaiso SA                                     2,724           78,253
Parque Arauco SA                                       115,100          154,304
Quinenco SA                                            128,400          288,940
Ripley Corp. SA                                         36,400           50,890
S.A.C.I. Falabella SA                                  134,920          692,494
SM-Chile SA (Class 'B' Shares)                       1,151,500          127,930
Sociedad de Inversiones Pampa Calichera SA
(Class 'A' Shares)                                      37,000           22,534
Sociedad Quimica y Minera de Chile SA
(Series 'B')                                             9,400          153,021
Sociedad Quimica y Minera de Chile SA
(Series 'B') (ADR)                                         200           32,712
Vina Concha y Toro SA                                   45,900          114,277
-------------------------------------------------------------------------------
                                                                    $ 7,946,827
-------------------------------------------------------------------------------

China  -- 6.2%
-------------------------------------------------------------------------------
AAC Acoustic Technology
Holdings, Inc.(a)                                       50,000      $    59,148
Agile Property Holdings Ltd.                            36,000           62,857
Air China Ltd. (Class 'H' Shares)                       82,000           72,445
Aluminum Corp. of China Ltd. (Class 'H' Shares)         92,000          185,047
American Oriental Bioengineering, Inc.(a)                5,000           36,000
Angang Steel Co., Ltd. (Class 'H' Shares)               58,000          159,638
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)         12,000           75,796
AviChina Industry & Technology Co., Ltd. (Class
'H' Shares)(a)                                         112,000           24,273
Baidu.com, Inc. (ADR)(a)                                   970          195,921
Bank of China Ltd. (Class 'H' Shares)                  543,000          285,475
Bank of Communications Ltd. (Class 'H' Shares)         135,000          146,751
Beijing Capital International Airport Co., Ltd.
(Class 'H' Shares)                                      40,000           66,806
Beijing Enterprises Holdings Ltd.                       10,000           42,706
BOE Technology Group Co., Ltd. (Class 'B'
Shares)(a)                                              63,000           23,880
Brilliance China Automotive Holdings Ltd.(a)           210,000           55,402
BYD Co., Ltd. (Class 'H' Shares)                         9,000           64,790
Chaoda Modern Agriculture Holdings Ltd.                126,000           93,769
China Agri-Industries Holdings Ltd.(a)                  78,000           46,942
China Coal Energy Co. (Class 'H' Shares)(a)             63,000          116,624
China Communications Construction Co., Ltd.
(Class 'H' Shares)                                     164,000          367,999
China Construction Bank (Class 'H' Shares)(144A)       716,000          531,832
China COSCO Holdings Co., Ltd. (Class 'H' Shares)       69,475          122,362
China Everbright Ltd.(a)                                16,000           37,055
China Huiyuan Juice Group Ltd.(a)                       39,000           56,588
China International Marine Containers Co., Ltd.
(Class 'B' Shares)                                      77,172          188,785
China Life Insurance Co., Ltd. (Class 'H' Shares)      177,000          764,588
China Mengniu Dairy Co., Ltd.                           70,000          246,696
China Merchants Bank Co., Ltd. (Class 'H' Shares)      158,000          563,501
China Merchants Holdings International Co., Ltd.        52,000          253,414
China Merchants Property Development Co., Ltd.          14,300           74,805
China Mobile Hong Kong Ltd.                            120,000        1,381,092
China National Building Material Co., Ltd.
(Class 'H' Shares)                                      20,000           41,604
China Netcom Group Corp. (Hong Kong) Ltd.               41,000          105,341
China Oilfield Services Ltd. (Class 'H' Shares)         74,000          106,647
China Overseas Land & Investment Ltd.                   74,000          156,550
China Petroleum & Chemical Corp. (Class 'H'
Shares)                                                469,000          497,051
China Resources Enterprise Ltd.                         66,000          262,108
China Resources Land Ltd.                               38,000           69,427
China Resources Power Holdings Co., Ltd.                24,000           61,261
China Shenhua Energy Co., Ltd. (Class 'H' Shares)       77,500          304,208
China Shipping Development Co., Ltd.
(Class 'H' Shares)                                      52,000          134,438
China Southern Airlines Co., Ltd. (Class 'H'
Shares)(a)                                              96,000           81,215
China Telecom Corp. Ltd. (Class 'H' Shares)            400,000          232,566
China Travel International Investment Hong
Kong Ltd.                                              144,000           95,736
China Unicom Ltd.                                       82,000          146,645
China Vanke Co., Ltd. (Class 'B' Shares)               127,500          365,805
China Yurun Food Group Ltd.                             42,000           44,985
Chongqing Changan Automobile Co., Ltd. (Class
'B' Shares)                                             91,920           94,555
CITIC International Financial Holdings Ltd.             39,000           32,104
CNOOC Ltd.                                             356,000          424,073
CNPC Hong Kong Ltd.                                     50,000           30,381
COFCO International Ltd.                                70,000           46,143
Cosco Pacific Ltd.                                      26,000           68,054
CSG Holding Co., Ltd. (Class 'B' Shares)                20,000           24,149
Ctrip.com International Ltd. (ADR)                       4,200          161,910
Datang International Power Generation Co., Ltd.
(Class 'H' Shares)                                      84,000           72,070
Dazhong Transportation Group Co., Ltd.
(Class 'B' Shares)                                      19,500           39,624
Denway Motors Ltd.                                     294,000          135,408
Dongfang Electrical Machinery Co., Ltd.
(Class 'H' Shares)                                      14,000           89,516
Dongfeng Motor Corp. (Class 'H' Shares)                202,000          117,661
Eastern Communications Co., Ltd. (Class
`B' Shares)                                             34,100           27,109
Focus Media Holding Ltd. (ADR)(a)                        4,800          198,288
FU JI Food & Catering Services                          13,000           37,083
Global Bio-chem Technology Group Co., Ltd.             120,000           58,010
Guangdong Electric Power Development Co., Ltd.
(Class 'B' Shares)                                      53,000           52,958
Guangdong Investment Ltd.                               92,000           60,096
Guangdong Provincial
Expressway Development Co., Ltd.  (Class 'B'
Shares)                                                 32,000           28,417
Guangshen Railway Co., Ltd. (Class 'H' Shares)          28,000           21,639
Guangzhou R&F Properties Co., Ltd. (Class 'H'
Shares)                                                 20,800           75,559
Guangzhou Shipyard International Co., Ltd.
(Class 'H' Shares)(a)                                   14,000           87,826
Hangzhou Steam Turbine Co., Ltd. (Class 'B'
Shares)                                                 12,610           36,434
Harbin Power Equipment Co., Ltd. (Class 'H'
Shares)                                                 42,000           71,858
Huaneng Power International, Inc. (Class 'H'
Shares)                                                136,000          155,609
Industrial & Commercial Bank of China Ltd.
(Class 'H' Shares)                                     826,000          503,464
Inner Mongolia Eerduosi Cashmere Products Co.,
Ltd. (Class 'B' Shares)                                 27,000           28,998
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)         56,000           55,886
Jiangxi Copper Co., Ltd. (Class 'H' Shares)             38,000           71,188
Kingboard Chemical Holdings Ltd.                        28,000          153,945
Konka Group Co., Ltd. (Class 'B' Shares)(a)             32,000           27,395
Lee & Man Paper Manufacturing Ltd.                      12,000           51,448
Lenovo Group Ltd.                                      152,000          100,645
Li Ning Co., Ltd.                                       48,000          113,636
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)      68,000           59,369
Netease.com, Inc. (ADR)(a)                               3,200           54,432
Nine Dragons Paper Holdings Ltd.                        38,000          111,774
Parkson Retail Group Ltd.                               18,000          134,547
People's Food Holdings Ltd.                             45,000           51,858
PetroChina Co., Ltd. (Class 'H' Shares)                438,000          647,929
PICC Property & Casualty Co., Ltd. (Class 'H'
Shares)(a)                                              78,000           98,672
Pine Agritech Ltd.                                      70,000           22,370
Ping An Insurance Group Co. of China Ltd.
(Class 'H' Shares)                                      26,500          225,926
Ports Design Ltd.                                       19,000           45,467
Qingling Motors Co., Ltd. (Class 'H' Shares)           127,500           36,207
Samling Global Ltd.(a)                                 392,000          162,785
Samson Holding Ltd.                                    106,000           47,445
Semiconductor Manufacturing International Corp.(a)     878,000          113,179
Shanda Interactive Entertainment Ltd. (ADR)(a)             800           23,008
Shandong Chenming Paper Holdings Ltd. (Class 'B'
Shares)                                                 24,000           22,163
Shanghai Diesel Engine Co., Ltd. (Class 'B'
Shares)(a)                                              24,000           28,296
Shanghai Electric Group Co., Ltd. (Class 'H'
Shares)                                                134,000           62,920
Shanghai Haixin Group Co., Ltd. (Class 'B'
Shares)                                                144,500          144,355
Shanghai Industrial Holdings Ltd.                       36,000          155,210
Shanghai Jinjiang International Hotels
Development Co., Ltd. (Class 'B' Shares)                17,000           29,964
Shanghai Lujiazui Finance & Trade Zone
Development Co., Ltd.                                   23,200           57,304
Shanghai Zhenhua Port Machinery Co., Ltd. (Class
'B' Shares)                                            113,000          239,226
Shenzhen Chiwan Wharf Holdings Ltd.  (Class 'B'
Shares)                                                 12,000           30,475
Shimao Property Holdings Ltd.                           21,500           56,689
SINA Corp.(a)                                            2,600          111,852
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class
'H' Shares)(a)                                          58,000           23,557
Sinopec-China Petroleum & Chemical Corp. (Class
'H' Shares)                                             90,000           55,767
Sinotrans Ltd. (Class 'H' Shares)                       66,000           30,907
Sohu.com, Inc.(a)                                        1,600           51,408
Suntech Power Holdings Co., Ltd. (ADR)(a)                3,500          141,155
SVA Electron Co., Ltd. (Class 'B' Shares)               46,200           35,944
Synear Food Holdings Ltd.                               16,115           21,241
TCL Multimedia Technology Holdings Ltd.(a)             289,600           21,885
Tencent Holdings Ltd.                                   32,000          145,909
Tingyi (Cayman Islands) Holding Corp.                  108,000          127,184
TPV Technology Ltd.                                     50,000           38,299
Travelsky Technology Ltd. (Class 'H' Shares)            35,000           33,006
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)           34,000           78,441
Weichai Power Co., Ltd. (Class 'H' Shares)               7,000           47,976
Weiqiao Textile Co., Ltd. (Class 'H' Shares)            47,000          100,000
Xinhua Finance Ltd.(a)                                      40           16,106
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B'
Shares)                                                 10,000           54,979
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)        46,000           82,913
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)        52,000           58,938
Zijin Mining Group Co., Ltd. (Class 'H' Shares)         86,000           65,737
ZTE Corp. (Class 'H' Shares)                            31,200          146,104
-------------------------------------------------------------------------------
                                                                    $16,612,591
-------------------------------------------------------------------------------

Colombia  -- 0.6%
-------------------------------------------------------------------------------
Almacenes Exito SA                                      14,600      $   116,100
Banco de Bogota                                          3,600           60,191
Bancolombia SA                                           4,200           36,439
Bancolombia SA (PFD Shares)                              3,900           34,989
Bancolombia SA (PFD Shares) (ADR)                        3,500          124,565
Cementos Argos SA                                       24,700          117,094
Cia Colombiana de Inversiones SA                         2,500           30,024
Cia de Cemento Argos SA                                 33,300          214,560
Corporacion Financiera Colombiana SA                     2,600           24,519
Grupo Aval Acciones y Valores SA                       215,300           74,739
Grupo Nacional de Chocolates SA                         21,700          180,967
Interconexion Electrica SA                              68,000          253,039
Promigas SA                                              4,360           56,141
Suramericana de Inversiones SA                          14,700          149,267
-------------------------------------------------------------------------------
                                                                    $ 1,472,634
-------------------------------------------------------------------------------

Croatia  -- 0.8%
-------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                              1,310      $   141,706
Atlantska Plovidba DD(a)                                   780          331,433
Dalekovod DD(a)                                            510          119,338
Ericsson Nikola Tesla                                      300          201,785
INA Industrija Nafte DD                                    735          395,573
Institut Gradevinarstva Hrvatske DD                         53          128,129
Istraturist Umag DD(a)                                     500           42,951
Koncar-Elektroindustrija DD(a)                             180           41,248
Kras DD                                                    210           31,834
Petrokemija DD(a)                                          400           21,335
Podravka Prehrambena Industija DD                        1,925          205,731
Privredna Banka Zagreb DD(a)                               937          349,843
Tankerska Plovidba(a)                                      115          125,653
VIRO Tvornica Secera                                       110           27,792
-------------------------------------------------------------------------------
                                                                    $ 2,164,351
-------------------------------------------------------------------------------

Czech Republic  -- 2.9%
-------------------------------------------------------------------------------
CEZ AS                                                  59,460      $ 3,097,775
Komercni Banka AS                                        7,054        1,393,884
Philip Morris CR AS                                        513          255,574
Telefonica 02 Czech Republic AS                         31,404          892,369
Unipetrol AS(a)                                         78,923        1,127,751
Zentiva NV                                              15,525          901,004
-------------------------------------------------------------------------------
                                                                    $ 7,668,357
-------------------------------------------------------------------------------

Egypt  -- 1.5%
-------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                              7,520      $   102,378
Arab Cotton Ginning                                     57,100           88,052
Commercial International Bank                           21,718          261,038
Credit Agricole Egypt(a)                                12,500           38,873
Eastern Tobacco                                          2,682          189,666
Egypt Kuwaiti Holding Co.                               55,700          115,856
Egyptian Financial & Industrial Co.                      1,700           31,659
Egyptian Financial Group-Hermes Holding SAE             26,271          206,257
Egyptian International Pharmaceutical Industrial Co.     6,500           32,880
Egyptian Media Production City(a)                        4,870            8,309
El Ezz Aldekhela Steel Alexa Co.                           545           98,281
El Ezz Steel Rebars SAE                                  7,000           68,401
El Sewedy Cables Holding Co.(a)                          9,430          129,399
El Watany Bank of Egypt                                  9,300           80,566
Medinet Nasr for Housing                                   500           24,019
Misr Beni Suef Cement Co.                                5,940          110,730
Misr Cement                                              2,730           38,250
MobiNil-Egyptian Co. for Mobil Services                  4,430          144,893
National Societe General Bank(a)                         5,370           38,925
Olympic Group Financial Investments                     10,800          127,929
Orascom Construction Industries (OCI)                    9,282          651,384
Orascom Hotels & Development(a)                         21,970          253,529
Orascom Telecom Holding SAE                             46,330          613,754
Oriental Weavers Co.                                     6,100           71,944
Paints & Chemical Industry Co. SAE                       2,200           21,956
Sidi Kerir Petrochemcials Co.                           44,250          137,375
Suez Cement Co.                                         10,700          109,526
Telecom Egypt                                           36,284          111,192
Torah Portland Cement Co.                                  960           21,640
-------------------------------------------------------------------------------
                                                                    $ 3,928,661
-------------------------------------------------------------------------------

Estonia  -- 0.8%
-------------------------------------------------------------------------------
AS Baltika                                              16,870      $   164,617
AS Eesti Ehitus                                         32,300          262,501
AS Eesti Telekom                                        12,164          137,036
AS Harju Elekter                                         4,100           19,643
AS Merko Ehitus                                         10,768          370,103
AS Norma                                                 2,000           13,245
AS Olympic Entertainment Group                          40,700          334,474
AS Tallink Group Ltd.(a)                               338,132          635,769
AS Tallinna Kaubamaja                                    8,690          106,169
AS Tallinna Vesi                                         4,090           82,354
-------------------------------------------------------------------------------
                                                                    $ 2,125,911
-------------------------------------------------------------------------------

Ghana  -- 0.3%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                    457,409      $   363,666
CAL Bank Ltd.                                          326,900          112,496
Cocoa Processing Co., Ltd.(a)                          269,722           15,359
Ghana Commercial Bank Ltd.                              98,327           72,577
Home Finance Co., Ltd.                                  34,300           18,426
Produce Buying Co., Ltd.(a)                            382,428           98,612
-------------------------------------------------------------------------------
                                                                    $   681,136
-------------------------------------------------------------------------------

Hungary  -- 2.8%
-------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                810      $    44,757
EGIS Rt                                                  1,820          230,649
FHB Land Credit & Mortgage Bank Rt                       5,000           59,743
Fotex Rt.(a)                                            16,000           84,853
Magyar Telekom Rt                                      260,060        1,341,674
MOL Hungarian Oil & Gas Rt                              12,180        1,887,319
OTP Bank Rt                                             45,150        2,536,010
RABA Automotive Holding Rt.(a)                          15,400          181,586
Richter Gedeon Rt                                        5,200        1,056,395
Tisza Chemical Group Rt                                  1,300           55,452
-------------------------------------------------------------------------------
                                                                    $ 7,478,438
-------------------------------------------------------------------------------

India  -- 6.3%
-------------------------------------------------------------------------------
Aban Offshore Ltd.                                       1,040      $    77,029
ACC Ltd.                                                 5,370          139,664
Aditya Birla Nuvo Ltd.                                   2,002           72,111
Amtek Auto Ltd.                                          3,800           35,283
Asea Brown Boveri India Ltd.                             3,500           98,519
Ashok Leyland Ltd.                                      34,000           30,794
Asian Paints Ltd.                                        2,130           46,439
Bajaj Auto Ltd.                                          3,530          203,923
Bajaj Auto Ltd. (GDR)                                      200           11,420
Bajaj Hindusthan Ltd.                                    7,800           29,453
Balrampur Chini Mills Ltd.                              16,400           27,400
Bank of Baroda                                           1,660           12,238
Bank of India                                           11,700           73,757
BF Utilities Ltd.(a)                                     1,490           90,397
Bharat Electronics Ltd.                                    600           26,095
Bharat Forge Ltd.                                        6,650           46,684
Bharat Heavy Electricals Ltd.                            5,840          247,917
Bharat Petroleum Corp. Ltd.                              4,500           35,349
Bharti Airtel Ltd.(a)                                   63,430        1,399,849
Biocon Ltd.                                              2,700           31,538
Cairn India Ltd.(a)                                      7,000           25,500
Canara Bank Ltd.                                        12,400           78,576
Century Textiles & Industries Ltd.                       2,820           49,996
CESC Ltd.                                                5,900           68,843
Cipla Ltd.                                              22,710          105,881
Colgate-Palmolive (India) Ltd.                           2,800           28,195
Container Corp. of India Ltd.                            1,330           71,348
Corp. Bank                                               3,400           29,912
Crompton Greaves Ltd.                                    7,400           53,275
Cummins India Ltd.                                       4,000           38,150
Dabur India Ltd.                                        12,300           31,731
Dish TV India Ltd.(a)                                    1,150            2,441
Divi's Laboratories Ltd.                                   400           65,651
Dr. Reddy's Laboratories Ltd.                            5,820           90,882
Dr. Reddy's Laboratories Ltd. (ADR)                        800           12,536
EIH Ltd.                                                12,000           30,740
Essar Oil Ltd.(a)                                       40,230           52,033
Financial Technologies India Ltd.                          830           51,628
Gail India Ltd.                                         17,700          145,847
Gail India Ltd. (GDR)                                      500           24,537
Glaxosmithkline Pharmaceuticals Ltd.                     1,880           52,983
Glenmark Pharmaceuticals Ltd.                            3,630           61,077
GMR Infrastructure(a)                                    4,000           82,369
Grasim Industries Ltd.                                   1,930          139,870
Grasim Industries Ltd. (GDR)(144A)                         300           22,350
Great Eastern Shipping Co., Ltd.                         5,620           46,880
Great Offshore Ltd.                                        280            5,434
Gujarat Ambuja Cements Ltd.                             44,800          143,986
HCL Technologies Ltd.                                    7,000           53,085
HDFC Bank Ltd.                                          11,980          348,544
HDFC Bank Ltd. (ADR)                                       400           34,644
Hero Honda Motors Ltd.                                   9,200          151,712
Hindalco Industries Ltd.                                28,410          118,917
Hindalco Industries Ltd. (GDR)(144A)                     3,700           16,456
Hindustan Lever Ltd.                                    58,000          294,908
Hindustan Petroleum Corp. Ltd.                           5,900           37,183
Hindustan Zinc Ltd.                                      6,840          125,474
Housing Development Finance Corp.                       10,100          496,129
I-Flex Solutions Ltd.                                      790           42,394
ICICI Bank Ltd.                                         36,070          816,314
ICICI Bank Ltd. (ADR)                                    1,200           53,184
Idea Cellular Ltd.(a)                                   75,000          240,698
India Cements Ltd.                                       6,800           36,243
Indiabulls Financial Services Ltd.                       7,900          114,892
Indiabulls Real Estate Ltd.(a)                           7,300           99,741
Indian Hotels Co., Ltd.                                 24,600           83,610
Indian Oil Corp. Ltd.                                    4,760           47,006
Indian Petrochemicals Corp. Ltd.                         5,300           48,627
Industrial Development Bank of India Ltd.               25,500           69,820
Infosys Technologies Ltd.                               14,330          693,157
Infrastructure Development Finance Co., Ltd.            49,100          161,862
ITC Ltd.                                               132,630          553,472
ITC Ltd. (GDR)(144A)                                     7,800           31,980
IVRCL Infrastructures & Projects Ltd.                    4,800           45,515
Jaiprakash Associates Ltd.                               3,780           77,074
Jet Airways (India) Ltd.                                 1,600           28,766
Jindal Steel & Power Ltd.                                  290           29,744
JSW Steel Ltd.                                           4,000           72,384
Kotak Mahindra Bank Ltd.                                11,100          201,615
Larsen & Toubro Ltd.                                     7,780          499,344
Larsen & Toubro Ltd. (GDR)                                 800           51,662
Lupin Ltd.                                               3,900           61,288
Mahanagar Telephone Nigam Ltd.                          10,800           39,730
Mahanagar Telephone Nigam Ltd. (ADR)                     2,500           18,275
Mahindra & Mahindra Ltd.                                11,780          211,142
Maruti Udyog Ltd.                                        7,650          158,542
Moser Baer India Ltd.                                    8,550           64,592
Motor Industries Co., Ltd.                               1,130          121,022
Mphasis Ltd.                                             4,000           27,627
National Aluminium Co., Ltd.                             4,800           30,654
Nestle India Ltd.                                        1,930           56,734
Nicholas Piramal India Ltd.                              8,000           53,344
NTPC Ltd.                                               57,200          232,027
Oil & Natural Gas Corp. Ltd.                            11,270          253,321
Patni Computer Systems Ltd.                              2,300           26,397
Patni Computer Systems Ltd. (ADR)                          600           14,100
Petronet LNG Ltd.                                       22,500           34,849
Ranbaxy Laboratories Ltd.                               11,160          106,584
Ranbaxy Laboratories Ltd. (GDR)                          1,500           14,265
Reliance Capital Ltd.                                    6,560          193,816
Reliance Communications Ltd.                            41,460          570,168
Reliance Energy Ltd.                                     7,300          141,353
Reliance Energy Ltd. (GDR)                                 500           28,772
Reliance Industries Ltd.                                22,890        1,065,705
Reliance Industries Ltd. (GDR)(144A)                       700           65,450
Reliance Natural Resources Ltd.(a)                      55,000           59,294
Reliance Petroleum Ltd.(a)                              30,710           84,396
Satyam Computer Services Ltd.                           17,250          202,750
Satyam Computer Services Ltd. (ADR)                      2,000           53,320
Sesa Goa Ltd.                                              750           33,056
Shipping Corp. of India Ltd.                             6,500           33,206
Siemens India Ltd.                                       2,190           69,992
State Bank of India                                         20              800
State Bank of India (GDR)                                3,600          350,280
Steel Authority of India Ltd.                           32,400          119,847
Sterlite Industries (India) Ltd.                         4,080           65,266
Sun Pharma Advanced Research Co., Ltd.(a)(b)             1,300            3,021
Sun Pharmaceuticals Industries Ltd.                      4,400           99,912
Suzlon Energy Ltd.                                       3,770          117,172
Syndicate Bank                                          16,700           33,759
Tata Chemicals Ltd.                                      7,100           45,588
Tata Consultancy Services Ltd.                           5,040          141,401
Tata Motors Ltd.                                         7,050          120,447
Tata Motors Ltd. (ADR)                                     600           10,290
Tata Power Co., Ltd.                                     8,690          156,064
Tata Steel Ltd.                                         15,830          254,205
Tata Tea Ltd.                                            2,800           52,768
Tata Teleservices Maharashtra Ltd.(a)                   75,500           52,525
Titan Industries Ltd.                                    1,100           31,105
Ultra Tech Cement Ltd.                                   2,200           49,805
Unitech Ltd.                                             9,700          132,269
United Breweries Ltd.                                    6,800           53,732
United Phosphorus Ltd.                                   5,900           44,072
United Spirits Ltd.                                      3,850          129,830
UTI Bank Ltd.                                            9,700          147,466
Videocon Industries Ltd.                                 3,920           36,209
Videsh Sanchar Nigam Ltd.                                2,700           30,360
Videsh Sanchar Nigam Ltd. (ADR)                          1,000           23,000
Voltas Ltd.                                             16,800           57,980
Wipro Ltd.                                               9,000          109,561
Wipro Ltd. (ADR)                                         1,000           14,600
Wire & Wireless India Ltd.(a)                            1,000            1,387
Yes Bank Ltd.(a)                                         6,400           29,555
Zee Entertainment Enterprises Ltd.                      13,130          106,048
Zee News Ltd.(a)                                           904            1,490
-------------------------------------------------------------------------------
                                                                    $16,872,251
-------------------------------------------------------------------------------

Indonesia  -- 2.9%
-------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                   395,000      $   112,492
Astra Argo Lestari Tbk PT                               73,500          120,136
Astra International Tbk PT                             335,200          667,778
Bakrie & Brothers Tbk PT(a)                         14,743,000          477,744
Bakrie Sumatera Plantations Tbk PT                     283,000           55,788
Bakrie Telecom PT(a)                                 1,435,000           67,708
Bank Central Asia Tbk PT                               796,500          533,983
Bank Danamon Indonesia Tbk PT                          140,000          125,391
Bank Internasional Indonesia Tbk PT                  1,455,000           29,582
Bank Mandiri PT                                        608,000          226,150
Bank Niaga Tbk PT                                    1,059,500          105,380
Bank Pan Indonesia Tbk PT(a)                         1,255,000           98,035
Bank Rakyat Indonesia PT                               690,500          460,588
Berlian Laju Tanker Tbk PT                             406,000           81,990
Bumi Resources Tbk PT                                2,026,000          582,072
Energi Mega Persada Tbk PT(a)                          980,700          100,439
Gudang Garam Tbk PT                                     94,500          100,741
Holcim Indonesia Tbk PT(a)                             351,700           37,735
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                383,000           46,112
Indocement Tunggal Prakarsa Tbk PT                     167,000          115,556
Indofood Sukses Makmur Tbk PT                          886,000          188,424
Indonesian Satellite Corp. Tbk PT                      275,000          214,425
International Nickel Indonesia Tbk PT                   33,000          200,444
Kalbe Farma Tbk PT                                     818,500          129,979
Kawasan Industri Jababeka Tbk PT(a)                  1,150,000           32,505
Lippo Karawaci Tbk PT                                  662,000          125,330
Matahari Putra Prima Tbk PT                            527,000           43,838
Medco Energi Internasional Tbk PT                      296,000          134,388
Perusahaan Gas Negara PT                               250,500          245,935
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT                                                  30,500           21,567
Ramayana Lestari Sentosa Tbk PT                        445,000           46,562
Semen Gresik Persero Tbk PT                             30,100          169,167
Sinar Mas Agro Resources & Technology Tbk PT            23,000           10,193
Summarecon Agung Tbk PT                                200,800           32,855
Tambang Batubara Bukit Asam Tbk PT (Series 'B')        186,000          130,576
Telekomunikasi Indonesia Tbk PT                        868,000        1,031,855
Tempo Scan Pacific Tbk PT                              306,000           28,689
Unilever Indonesia Tbk PT                              169,300          136,247
United Tractors Tbk PT                                 867,500          792,524
-------------------------------------------------------------------------------
                                                                    $ 7,860,903
-------------------------------------------------------------------------------

Israel  -- 3.1%
-------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                             900      $    79,493
Aladdin Knowledge Systems Ltd.(a)                        1,500           33,030
Alvarion Ltd.(a)                                         4,300           44,222
Avner Oil & Gas Ltd.                                   525,300           36,410
Bank Hapoalim B.M                                      104,731          494,572
Bank Leumi Le-Israel                                   104,608          386,250
Bezeq Israeli Telecommunication Corp. Ltd.             339,035          552,106
Cellcom Israel Ltd.(a)                                   8,100          200,961
Ceragon Networks Ltd.(a)                                 4,600           65,734
Check Point Software Technologies Ltd.(a)               15,760          383,914
Clal Industries Ltd.                                     3,100           17,369
Clal Insurance Enterprise Holdings Ltd.                  2,810           67,374
Delek Automotive Systems Ltd.                            2,800           30,383
Delek Group Ltd.                                           480          105,448
Delek Real Estate Ltd.                                   9,500           66,706
Discount Investment Corp.                                1,100           33,339
ECI Telecom Ltd.(a)                                      4,000           37,320
Elbit Medical Imaging Ltd.                               1,170           50,363
Elbit Systems Ltd.                                       1,750           70,806
First International Bank of Israel Ltd.(a)                 760            8,744
Frutarom                                                 8,107           65,259
Gazit Globe (1982) Ltd.                                  5,000           55,104
Gilat Satellite Networks Ltd.(a)                         6,560           57,990
Given Imaging Ltd.(a)                                    1,300           36,504
Harel Insurance Investments Ltd.                           580           28,897
Housing & Construction Holdings Ltd.(a)                 17,700           33,664
IDB Development Corp. Ltd.                               2,184           77,636
IDB Holding Corp. Ltd.                                     700           20,923
Israel Chemicals Ltd.                                   75,061          613,975
Israel Corp. Ltd.                                          398          284,255
Israel Discount Bank Ltd. (Series 'A')(a)               38,800           79,815
Koor Industries Ltd.(a)                                  1,010           66,224
Makhteshim-Agan Industries Ltd.                         44,697          325,329
Mizrahi Tefahot Bank Ltd.                               17,240          120,185
Ness Technologies, Inc.(a)                               2,700           31,752
Nice Systems Ltd.(a)                                     5,423          180,287
Oil Refineries Ltd.(a)                                 162,600          129,725
Orbotech Ltd.(a)                                         3,000           64,650
Ormat Industries Ltd.                                    9,100          112,691
Osem Investment Ltd.                                     3,944           38,525
Partner Communications Co., Ltd.                        27,900          460,548
Paz Oil Co., Ltd.                                          230           24,542
Property & Building Corp. Ltd.                             180           27,051
RADVision Ltd.(a)                                        1,700           29,053
Retalix Ltd.(a)                                          1,420           26,985
Strauss Group Ltd.                                       1,700           19,271
Super-Sol Ltd.(a)                                        7,200           27,997
Syneron Medical Ltd.(a)                                  1,300           30,797
Teva Pharmaceutical Industries Ltd.                      4,400          186,043
Teva Pharmaceutical Industries Ltd. (ADR)               56,504        2,374,298
-------------------------------------------------------------------------------
                                                                    $ 8,394,519
-------------------------------------------------------------------------------

Jordan  -- 0.3%
-------------------------------------------------------------------------------
Arab Bank Plc                                            6,700      $   198,806
Arab East Investment                                     5,400           29,424
Jordan Ahli Bank                                        14,000           58,980
Middle East Complex for Engineering, Electric, &
Heavy Industries                                        33,700          114,648
Taameer Jordan Co.(a)                                   29,000           98,659
Union Investment Corp.(a)                               17,000           40,796
Union Land Development(a)                               16,900           46,282
United Arab Investors                                   32,000           91,248
-------------------------------------------------------------------------------
                                                                    $   678,843
-------------------------------------------------------------------------------

Kenya  -- 0.8%
-------------------------------------------------------------------------------
Athi River Mining Ltd.                                  93,300      $   132,434
Bamburi Cement Co., Ltd.                               109,700          308,164
Barclays Bank of Kenya Ltd.                            313,065          365,273
Diamond Trust of Kenya Ltd.                             46,700           64,553
East African Breweries Ltd.                            127,900          290,855
ICDC Investment Co., Ltd.                              196,000           83,026
Kenya Airways Ltd.                                     235,000          264,574
Kenya Commercial Bank Ltd.                             645,000          270,827
Kenya Electricity Generating Co., Ltd.                 187,200           81,385
Kenya Power & Lighting Ltd.                             25,400           85,699
Mumias Sugar Co., Ltd.                                 208,400           99,120
Nation Media Group Ltd.                                 15,500           59,899
NIC Bank Ltd.                                           16,500           36,786
Standard Chartered Bank Kenya Ltd.                      35,500           98,670
-------------------------------------------------------------------------------
                                                                    $ 2,241,265
-------------------------------------------------------------------------------

Latvia  -- 0.1%
-------------------------------------------------------------------------------
Grindeks(a)                                              2,000      $    30,064
Latvian Shipping Co.(a)                                 80,000          210,054
SAF Tehnika(a)                                           5,000           48,152
Ventspils Nafta(a)                                       7,900           46,703
-------------------------------------------------------------------------------
                                                                    $   334,973
-------------------------------------------------------------------------------

Lithuania  -- 0.8%
-------------------------------------------------------------------------------
Apranga PVA                                             22,986      $   181,942
Bankas Snoras                                           24,000           51,788
Invalda PVA                                             19,100          150,737
Klaipedos Nafta PVA                                    737,500          326,901
Lietuvos Dujos                                          31,900           46,627
Lietuvos Energija                                       42,400           87,610
Pieno Zvaigzdes                                         40,200           81,598
Rokiskio Suris                                           3,330           81,117
Rytu Skirstomieji Tinklai                               65,400          101,617
Sanitas                                                 18,400          233,862
Siauliu Bankas                                          63,826          100,193
Teo LT AB                                              401,900          401,703
Ukio Bankas Commercial Bank                            173,980          343,861
-------------------------------------------------------------------------------
                                                                    $ 2,189,556
-------------------------------------------------------------------------------

Malaysia  -- 3.1%
-------------------------------------------------------------------------------
Affin Holdings Bhd                                      43,500      $    33,970
Airasia Bhd(a)                                          93,200           52,536
AMMB Holdings Bhd                                       58,800           79,293
Asiatic Development Bhd                                 12,000           21,186
Astro All Asia Networks Plc                             88,200           98,733
Batu Kawan Bhd                                          68,800          176,029
Berjaya Sports Toto Bhd                                 57,600           82,626
British American Tobacco Malaysia Bhd                    6,100           70,330
Bumiputra-Commerce Holdings Bhd                        122,200          411,604
Bursa Malaysia Bhd                                      39,200          128,210
Dialog Group Bhd                                       145,400           88,488
Digi.com Bhd                                            22,600          140,709
E&O Property Development Bhd(a)                         83,200           97,168
EON Capital Bhd                                         16,600           36,986
Gamuda Bhd                                              78,500          175,918
Genting Bhd                                            171,400          391,013
Golden Hope Plantations Bhd                             34,700           84,097
Green Packet Bhd                                        27,000           33,750
Hong Leong Bank Bhd                                     40,600           72,802
Hong Leong Financial Group Bhd                          15,400           27,187
IGB Corp. Bhd                                           53,700           41,048
IJM Corp. Bhd                                           80,350          200,258
IOI Corp. Bhd                                          259,900          394,547
KLCC Property Holdings Bhd                              25,800           26,650
KNM Group Bhd                                          193,600          287,877
Kuala Lumpur Kepong Bhd                                 35,700          132,762
Kumpulan Guthrie Bhd                                    45,900           84,922
Lafarge Malayan Cement Bhd                             326,500          159,991
Lion Diversified Holdings Bhd                           14,900           39,369
Magnum Corp. Bhd                                        80,100           68,691
Malayan Banking Bhd                                    108,600          382,297
Malaysia International Shipping Corp. Bhd               84,000          239,530
Malaysian Airline System Bhd(a)                         54,600           84,366
Malaysian Bulk Carriers Bhd                             30,200           37,225
Malaysian Oxygen Bhd                                    10,400           49,674
Malaysian Pacific Industries Bhd                        15,200           40,263
Malaysian Plantations Bhd(a)                            43,000           41,245
Malaysian Resources Corp. Bhd(a)                       144,000          127,215
Media Prima Bhd                                         24,700           20,387
MMC Corp. Bhd                                           51,900          111,316
Mulpha International Bhd(a)                             75,400           34,480
Multi-Purpose Holdings Bhd                              26,700           16,240
OSK Holdings Bhd                                        44,000           36,620
Petra Perdana Bhd                                       52,200           80,262
Petronas Dagangan Bhd                                   63,400          163,356
Petronas Gas Bhd                                        11,000           34,612
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                         91,900           86,250
Pos Malaysia & Services Holdings Bhd                    22,200           30,524
PPB Group Bhd                                           36,100           77,211
Public Bank Bhd                                        115,400          336,747
Ranhill Bhd                                            132,000          109,290
Resorts World Bhd                                      160,000          190,783
RHB Capital Bhd                                         62,100          108,980
Sarawak Energy Bhd                                      82,000           55,268
Scomi Group Bhd                                        183,700           95,603
Shell Refining Co. Bhd                                  20,800           66,487
Sime Darby Bhd                                          89,900          261,787
SP Setia Bhd                                            28,300           69,859
Star Publications (Malaysia) Bhd                        30,000           30,257
Ta Ann Holdings Bhd                                     25,400           74,822
TA Enterprise Bhd                                       35,700           17,075
Tanjong Plc                                             24,100          122,486
Telekom Malaysia Bhd                                    75,500          221,284
Tenaga Nasional Bhd                                     77,400          243,721
Titan Chemicals Corp. Bhd                              168,000           82,343
Top Glove Corp. Bhd                                     12,400           29,144
Transmile Group Bhd                                     12,500           18,364
Uchi Technologies Bhd                                   35,800           31,772
UEM Builders Bhd                                        90,600           47,549
UEM World Bhd                                          134,800          164,429
UMW Holdings Bhd                                        14,900           64,847
Wah Seong Corp. Bhd                                     85,700           97,624
WTK Holdings Bhd                                        61,700          148,424
YTL Corp. Bhd                                           32,300           70,320
YTL Power International Bhd                            106,090           72,075
Zelan Bhd                                               47,600           77,252
-------------------------------------------------------------------------------
                                                                    $ 8,340,415
-------------------------------------------------------------------------------

Mauritius  -- 0.8%
-------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                   37,800      $    20,280
Ireland Blyth Ltd.                                      31,600           70,472
Mauritius Commercial Bank                              231,900          816,972
Mauritius Development Investment Trust Co., Ltd.       258,000           46,280
New Mauritius Hotels Ltd.                              108,650          495,141
Promotion & Development Ltd.                            11,800           38,138
Rogers & Co., Ltd.                                       5,700           60,058
Shell Mauritius Ltd.                                    14,300           21,995
State Bank of Mauritius Ltd.                           147,800          274,677
Sun Resorts Ltd.                                        67,375          193,807
United Basalt Products Ltd.                             36,000           55,850
United Docks Ltd.                                       27,400           76,160
-------------------------------------------------------------------------------
                                                                    $ 2,169,830
-------------------------------------------------------------------------------

Mexico  -- 5.7%
-------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                              75,100      $   517,529
America Movil SA de CV (Series 'A')                      3,700           10,970
America Movil SA de CV (Series 'L')                  1,238,520        3,712,787
Axtel SA de CV (Series 'CPO')(a)                        19,100          140,664
Carso Global Telecom SA de CV (Series 'A1')(a)          38,400          171,969
Carso Infraestructura y Construccion SA(a)             194,900          222,661
Cemex SAB de CV (Series 'CPO')(a)                      462,000        1,494,749
Cintra SA de CV                                        154,000           29,276
Coca-Cola Femsa SA de CV (Series 'L')                   19,500           89,110
Consorcio ARA SA de CV                                  37,200           54,466
Controladora Comercial Mexicana SA de CV                19,400           53,547
Corporacion GEO SA de CV (Series 'B')(a)                26,300          144,462
Corporacion Interamericana de Entretenimiento
SA de CV(a)                                             18,100           49,049
Corporacion Moctezuma SA de CV                          27,500           90,431
Dermet de Mexico SA (Series 'B')(a)                      8,260            3,926
Desarrolladora Homex SA de CV(a)                        10,300           97,432
Desc SA de CV (Series 'B')(a)                           28,400           26,320
Division DINE SA de CV(a)                               78,400           83,477
Embotelladoras Arca SA                                   2,700            9,676
Empresas ICA SA de CV(a)                                94,300          600,714
Fomento Economico Mexicano SA de CV (Series 'UBD')     134,400          497,482
Gruma SAB (Class 'B' Shares)                            18,300           67,570
Grupo Aeroportuario del Pacifico SA de CV (Class
'B' Shares)                                              9,000           43,834
Grupo Aeroportuario del Sureste SAB de CV
(Class 'B' Shares)                                      20,200          106,285
Grupo Bimbo SA de CV (Series 'A')                       32,100          178,961
Grupo Carso SA de CV (Series 'A1')                     132,100          531,225
Grupo Cementos de Chihuahua SA de CV                     7,100           53,593
Grupo Elektra SA de CV                                   5,300          101,112
Grupo FAMSA SA (Series 'A')(a)                           7,500           34,273
Grupo Financiero Banorte SA de CV (Class
'O' Shares)                                            332,100        1,479,676
Grupo Financiero Inbursa SA de CV (Class
'O' Shares)                                            231,100          645,259
Grupo Iusacell SA de CV(a)                               1,833           22,281
Grupo Lamosa SA                                         47,773          103,829
Grupo Mexico SA de CV (Series 'B')                      83,400          583,949
Grupo Modelo SA de CV (Series 'C')                      41,600          224,320
Grupo Televisa SA (Series 'CPO')                       106,000          536,709
Impulsora del Desarrollo y el Empleo en America
Latina SA de CV (Series 'B1')(a)                       202,700          348,285
Industrias CH SA (Series 'B')(a)                        13,300           58,833
Industrias Penoles SA de CV                              7,200           94,758
Kimberly-Clark de Mexico SA de CV                       34,600          136,926
Mexichem SA de CV                                       41,932          142,565
Organizacion Soriana SAB de CV (Class 'B' Shares)       14,500           50,027
Promotora y Operadora de Infraestructura
SA de CV(a)                                             47,000          175,259
SARE Holding SAB de CV (Class 'B' Shares)(a)            24,800           43,065
Telefonos de Mexico SA de CV (Series 'A')                6,500           11,287
Telefonos de Mexico SA de CV (Series 'L')              321,400          551,358
TV Azteca SA de CV (Series 'CPO')                       70,000           43,504
Urbi Desarrollos Urbanos SA de CV(a)                    19,900           84,118
Vitro SA de CV (Series 'A')                             34,900           97,477
Wal-Mart de Mexico SA de CV (Series 'V')               179,900          656,035
-------------------------------------------------------------------------------
                                                                    $15,307,070
-------------------------------------------------------------------------------

Morocco  -- 1.6%
-------------------------------------------------------------------------------
Attijariwafa Bank                                        1,410      $   489,308
Banque Centrale Populaire                                  260           78,213
Banque Marocaine du Commerce Exterieur (BMCE)            2,150          725,485
Banque Marocaine pour le Commerce et L'
Industrie (BMCI)                                           430           62,420
Centrale Laitiere                                           85           72,865
Ciments du Maroc                                           550          179,210
Credit Immobilier et Hotelier (CIH)(a)                   1,440          107,439
Douja Promotion Groupe Addoha SA                         1,580          551,296
Holcim Maroc SA                                            230           81,398
Lafarge Ciments                                            310          208,071
Managem                                                    755           46,806
Maroc Telecom                                           43,440          720,439
ONA SA                                                   2,710          518,684
RISMA(a)                                                   800           39,709
Samir                                                      440           47,199
Societe des Brasseries du Maroc                            225           49,699
Societe Nationale d'Investissement                         905          182,502
SONASID (Societe Nationale de Siderurgie)                  420          153,765
Wafa Assurance                                             100           23,675
-------------------------------------------------------------------------------
                                                                    $ 4,338,183
-------------------------------------------------------------------------------

Nigeria  -- 0.8%
-------------------------------------------------------------------------------
Access Bank Nigeria Plc                                384,500      $    57,221
Afribank Nigeria Plc(a)                                111,300           19,855
African Petroleum Plc(a)                               143,792           75,213
Ashaka Cement Plc                                      163,000           65,964
Cadbury Nigeria Plc                                     22,000            5,710
Dangote Sugar Refinery Plc                             262,060           77,298
First Bank of Nigeria Plc                              463,000          187,698
Guaranty Trust Bank Plc                                506,350          131,432
Guiness Nigeria Plc                                    147,075          135,929
Intercontinental Bank Plc                              582,300          119,039
Mobil Nigeria Plc                                        7,000            9,911
Nestle Foods Nigeria Plc                                21,800           36,695
Nigerian Breweries Plc                                 405,900          137,253
Oando Plc                                              117,500           68,845
Oceanic Bank International Plc                         510,200          108,352
PZ Cussons Nigeria Plc                                 139,200           27,372
Total Nigeria Plc                                        6,800            8,435
Transnational Corp. of Nigeria Plc(a)                  314,300           24,005
UAC of Nigeria Plc(a)                                  300,000           76,737
Unilever Nigeria Plc(a)                                270,000           38,206
Union Bank of Nigeria Plc                              522,867          189,554
United Bank for Africa Plc                             288,093          129,051
West African Portland Cement Co., Plc                  436,600          218,068
Zenith Bank Ltd.                                       373,900          196,074
-------------------------------------------------------------------------------
                                                                    $ 2,143,917
-------------------------------------------------------------------------------

Oman  -- 0.8%
-------------------------------------------------------------------------------
AES Barka SAOG                                           2,600      $    14,258
Al Jazeira Services Co.                                 66,200           35,082
Alliance Housing Bank                                   45,000           42,785
Bank Dhofar SAOG                                        49,920           62,505
Bank Muscat SAOG                                       112,645          409,086
Dhofar International Development & Investment
Holding Co.                                             27,600           26,528
National Bank of Oman Ltd.                              15,695          247,483
Oman Cables Industry SAOG                               33,600          128,133
Oman Cement Co., SAOG                                    5,810           90,874
Oman Flour Mills Co., Ltd. SAOG                         16,410           98,473
Oman International Bank SAOG                            13,341           98,771
Oman National Investment Corp. Holdings                  1,400           24,480
Oman Telecommunications Co.                            114,850          349,368
Ominvest                                                14,700           17,986
Raysut Cement Co., SAOG                                 67,700          252,897
Renaissance Holdings Co.                               142,430          244,198
Salalah Port Services Co.                                1,700           22,522
Shell Oman Marketing Co.                                11,900           43,278
-------------------------------------------------------------------------------
                                                                    $ 2,208,707
-------------------------------------------------------------------------------

Pakistan  -- 0.8%
-------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                              5,500      $    27,541
Allied Bank Ltd.                                        33,200           69,077
Askari Commercial Bank Ltd.                             21,000           33,974
Bank AL Habib Ltd.                                      21,000           25,002
Bank Alfalah Ltd.(a)                                    88,050           81,431
Bank of Punjab                                          12,000           21,431
D.G. Khan Cement Co., Ltd.                              14,800           26,885
Engro Chemical Pakistan Ltd.                            22,500           94,076
Fauji Fertilizer Bin Qasim Ltd.                         58,000           43,507
Fauji Fertilizer Co., Ltd.                              27,500           56,466
Faysal Bank Ltd.                                        26,000           33,194
Hub Power Co., Ltd.                                    166,200          100,865
Indus Motor Co., Ltd.                                   16,000           81,073
Kot Addu Power Co., Ltd.                                25,000           25,563
Lucky Cement Ltd.                                       29,000           62,524
Muslim Commercial Bank Ltd.                             60,775          326,669
National Bank of Pakistan                               22,375           96,703
National Refinery Ltd.                                   4,100           29,873
Nishat Chunian Ltd.                                     34,200           21,860
Nishat Mills Ltd.                                       75,500          160,089
Oil & Gas Development Co., Ltd.                         21,600           43,851
Pak Suzuki Motor Co., Ltd.                              14,600           97,454
Pakistan Industrial Credit & Investment Corp. Ltd.      18,500           23,573
Pakistan Oil Fields Ltd.                                 8,000           42,510
Pakistan Petroleum Ltd.                                 23,500          103,106
Pakistan State Oil Co., Ltd.                            16,900          105,083
Pakistan Telecommunication Co., Ltd.                   119,600          116,748
SUI Northern Gas Pipelines Ltd.                         85,500          100,522
SUI Southern Gas Co., Ltd.                              47,000           22,570
Telecard Ltd.(a)                                       181,000           45,257
Unilever Pakistan Ltd.                                   1,100           42,479
-------------------------------------------------------------------------------
                                                                    $ 2,160,956
-------------------------------------------------------------------------------

Peru  -- 1.6%
-------------------------------------------------------------------------------
Alicorp SA                                             236,000      $   235,963
Austral Group SA(a)                                     67,000           24,803
Banco Continental                                        8,200           28,514
Cementos Lima SA                                         1,000           23,889
Cementos Pacasmayo SAA                                  21,300           44,817
Cia de Minas Buenaventura SA                               800           31,868
Cia de Minas Buenaventura SA (ADR)                       7,310          291,742
Cia Minera Atacocha SA                                   5,500           21,231
Cia Minera Atacocha SA (Class 'B' Shares)
(PFD Shares)                                            13,800           49,340
Cia Minera Milpo SA                                     42,951          178,708
Corporacion Aceros Arequipa SA                          16,999           32,594
Credicorp Ltd.                                           8,490          550,441
Edegel SA                                              293,800          167,328
Edelnor SA                                             125,200          104,581
Empresa Agroindustrial Casa Grande SA(a)                41,200          191,758
Energia del Sur SA                                      26,800          141,611
Ferreyros SA                                            77,900          182,395
Grana y Montero SA                                     106,447          213,197
Luz del Sur SAA                                         28,500           45,088
Minsur SA                                               32,500          120,313
Refineria la Pampilla SA                                 1,800           28,471
Sociedad Minera Cerro Verde SA(a)                        3,300           93,060
Sociedad Minera el Brocal SA                             5,600          104,540
Southern Copper Corp.                                    7,650          862,948
Volcan Cia Minera SA (Class 'B' Shares)                 74,197          394,637
-------------------------------------------------------------------------------
                                                                    $ 4,163,837
-------------------------------------------------------------------------------

Philippines  -- 2.7%
-------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                        3,284,000      $   502,326
Ayala Corp.                                             22,680          262,167
Ayala Land, Inc.                                     1,055,800          388,900
Banco De Oro                                           158,020          229,117
Bank of the Philippine Islands                         250,600          357,732
Belle Corp.(a)                                         675,000           20,735
China Banking Corp.                                      1,510           28,111
Filinvest Land, Inc.                                 2,189,000           90,387
First Gen Corp.(a)                                      73,300          101,719
First Philippine Holdings Corp.                         70,100          129,294
Globe Telecom, Inc.                                      4,140          119,211
Holcim Philippines, Inc.                               692,000          113,124
International Container Terminal Services, Inc.        308,900          211,739
JG Summit Holding, Inc.                              2,411,900          524,246
Jollibee Foods Corp.                                   143,300          153,452
Manila Electric Co. (Class 'B' Shares)                 162,000          355,670
Megaworld Corp.                                      2,476,800          206,381
Metropolitan Bank & Trust Co.                          189,800          253,420
Petron Corp.                                         2,324,000          304,882
Philippine Long Distance Telephone Co.                  22,020        1,252,315
Philippine National Bank(a)                             60,500           86,734
San Miguel Corp. (Class 'B' Shares)                    616,600          981,192
Security Bank Corp.                                     32,200           57,330
SM Investments Corp.                                    30,238          268,734
SM Prime Holdings, Inc.                                893,799          222,838
Universal Robina Corp.                                 205,300           72,733
-------------------------------------------------------------------------------
                                                                    $ 7,294,489
-------------------------------------------------------------------------------

Poland  -- 2.8%
-------------------------------------------------------------------------------
Agora SA                                                 7,800      $   122,604
Alchemia SA(a)                                             550            2,567
Apator SA                                                5,200           40,995
Bank Handlowy w Warszawie SA                             1,070           43,182
Bank Millennium SA                                      17,600           81,586
Bank Pekao SA                                            6,495          599,134
Bank Przemyslowo-Handlowy BPH                              845          293,848
Bank Zachodni WBK SA                                     2,000          199,462
Bioton SA(a)                                           348,900          198,702
BRE Bank SA(a)                                             603          108,999
Budimex SA(a)                                            2,300           87,891
Cersanit-Krasnystaw SA(a)                               15,100          222,376
Ciech SA                                                 1,850           97,125
ComArch SA(a)                                              880           62,824
ComputerLand SA                                          2,460           66,367
Debica SA (Series 'A')                                   1,220           53,073
Dom Development SA(a)                                    1,650           88,378
Echo Investment SA(a)                                    1,800           60,829
Farmacol SA(a)                                           4,040           75,593
Firma Chemiczna Dwory SA(a)                                750           51,581
Getin Holding SA(a)                                     17,650           92,587
Globe Trade Centre SA(a)                                12,190          168,393
Grupa Kety SA                                            1,090           78,332
Grupa Lotos SA                                           6,453          121,549
Impexmetal SA                                              230           26,232
ING Bank Slaski SA                                         225           78,292
KGHM Polska Miedz SA                                    10,280          457,756
Kredyt Bank SA                                           4,800           40,997
LPP SA(a)                                                  175          127,090
Mondi Packaging Paper Swiecie SA                           930           32,668
Netia SA(a)                                             85,915          133,968
NG2 SA                                                   1,710           39,741
Orbis SA                                                 6,260          162,658
PBG SA(a)                                                1,470          175,569
Polimex Mostostal SA                                     2,850          222,531
Polish Oil & Gas                                        94,900          166,623
Polska Grupa Farmaceutyczna SA                           1,500           60,379
Polski Koncern Miesny Duda SA(a)                         4,300           18,454
Polski Koncern Naftowy Orlen SA(a)                      24,980          491,144
Powszechna Kasa Oszczednosci Bank Polski SA             30,870          652,716
Praterm SA(a)                                            2,079           40,045
Prokom Software SA                                       1,800          100,568
Softbank SA                                              3,450          102,969
Telekomunikacja Polska SA                              134,800        1,063,718
TVN SA                                                  27,400          230,111
Zaklad Przetworstwa Hutniczego Stalprodukt SA              200           78,008
-------------------------------------------------------------------------------
                                                                    $ 7,520,214
-------------------------------------------------------------------------------

Qatar  -- 1.5%
-------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                 9,900      $   125,940
Commercial Bank of Qatar                                 9,650          328,507
Doha Bank Ltd.                                           8,860          203,510
First Finance Co.                                       13,600          119,200
Industries Qatar                                        23,850          737,203
Masraf Al Rayan(a)                                      52,300          248,596
Qatar Electricity & Water Co.                            4,220           94,033
Qatar Fuel                                               5,770          209,265
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)              80,500          493,227
Qatar Insurance Co.                                      3,220          112,712
Qatar International Islamic Bank                         4,335          116,129
Qatar Islamic Bank                                       9,150          291,123
Qatar National Bank                                      6,475          377,157
Qatar National Navigation                                5,850          151,088
Qatar Real Estate Investment Co.                         2,300           22,244
Qatar Shipping Co.                                       8,760          142,727
Qatar Telecom QSC                                        4,725          303,134
United Development Co.                                   4,780           40,188
-------------------------------------------------------------------------------
                                                                    $ 4,115,983
-------------------------------------------------------------------------------

Romania  -- 0.7%
-------------------------------------------------------------------------------
Antibiotice SA                                          80,200      $    67,322
Banca Comerciala Carpatica Sibiu                        98,100           24,521
Banca Transilvania(a)                                  921,075          369,786
Biofarm Bucuresti                                      359,450          127,078
BRD-Group Societe Generale                              48,540          568,500
Flamingo International SA(a)                           151,100           27,569
Impact SA(a)                                           318,800          159,460
Rompetrol Rafinare SA(a)                             1,832,300           79,678
SNP Petrom SA                                        1,125,700          266,925
Transelectrica SA                                        6,400          127,464
Turbomechanica SA                                      347,300          105,656
-------------------------------------------------------------------------------
                                                                    $ 1,923,959
-------------------------------------------------------------------------------

Russia  -- 5.9%
-------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                 12,900      $    35,324
AvtoVAZ                                                    665          112,686
Cherepovets MK Severstal                                 2,900           49,919
Cherepovets MK Severstal (GDR)(144A)                     7,750          136,788
Comstar United Telesystems (GDR)                         8,000           86,345
CTC Media, Inc.(a)                                       5,700          139,251
Evraz Group SA (GDR)(144A)                               2,000           96,694
Gazprom Neft                                             5,000           20,853
Gazprom Neft (ADR)                                       1,800           37,665
Golden Telecom, Inc. (ADR)                                 400           25,820
Irkutskenergo                                          166,200          157,815
JSC MMC Norilsk Nickel (ADR)                               200           47,500
JSC Scientific Production Corp. Irkut(a)               107,800          106,528
JSC Severstal-Avto                                       2,200           82,792
KamAZ(a)                                                38,300          172,867
Lebedyansky                                              1,510          137,653
LUKOIL                                                     890           69,501
LUKOIL (ADR)                                            15,300        1,217,651
Mechel (ADR)                                             1,300           54,002
Mining & Metallurgical Co.                               2,080          458,007
Mobile TeleSystems                                      40,500          411,909
Mobile TeleSystems (ADR)                                 2,200          140,690
Mosenergo                                              322,200           73,404
North-West Telecom                                      29,300           47,923
NovaTek OAO (GDR)(144A)                                  2,850          151,767
Novolipetsk Steel (GDR)(144A)                            3,236          100,644
OAO Gazprom                                             42,000          406,141
OAO Gazprom (ADR)                                       81,250        3,493,980
OAO Rosneft Oil Co.                                      6,700           51,538
OAO Rosneft Oil Co. (GDR)                               35,200          290,521
OAO TMK (GDR)(144A)                                      2,500          100,250
OGK-3(a)                                               531,000           92,792
Polyus Gold Co.                                            800           31,381
Polyus Gold Co. (ADR)                                    1,700           67,708
RAO Unified Energy System of Russia (GDR)(a)           451,500          593,121
RAO Unified Energy System of Russia (GDR)(144A)(a)       2,350          324,888
RAO Unified Energy System of Russia (PFD
Shares)(a)                                             118,400          139,137
RBC Information Systems(a)                               9,550           83,998
Rostelecom                                              11,000           97,633
Rostelecom (ADR)                                         1,000           57,000
Sberbank RF                                            680,000        2,611,063
Sibirtelecom                                           419,500           43,290
Sistema JSFC (GDR)                                       5,730          177,556
Slavneft-Megionneftegas(a)                               1,400           46,300
Surgutneftegaz                                          72,100           76,876
Surgutneftegaz (ADR)                                    10,372          575,003
Surgutneftegaz (PFD Shares)                            193,700          130,056
Tatneft                                                 10,900           53,448
Tatneft (GDR)(144A)                                      1,790          175,323
Transneft                                                   70          125,970
Uralsvyazinform                                      1,007,700           58,563
Vimpel-Communications (ADR)                              4,108          435,037
VolgaTelecom                                             8,400           42,670
VTB Bank OJSC (GDR)(144A)(a)                            48,100          512,265
Wimm-Bill-Dann Foods OJSC (ADR)                          2,665          250,510
X5 Retail Group NV (GDR)(a)                             10,250          314,417
-------------------------------------------------------------------------------
                                                                    $15,630,433
-------------------------------------------------------------------------------

South Africa  -- 5.9%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                         12,150      $   232,774
Adcorp Holdings Ltd.                                     4,000           20,254
AECI Ltd.                                                6,330           72,564
African Bank Investments Ltd.                           24,500          112,831
African Oxygen Ltd. (AFROX)                              7,700           37,554
African Rainbow Minerals Ltd.(a)                         4,800           86,417
Allan Gray Property Trust                               32,700           29,739
Allied Electronics Corp. Ltd.                            8,882           60,431
Allied Electronics Corp. Ltd. (PFD Shares)(a)           27,100          174,769
Allied Technologies Ltd.                                 2,700           23,694
Anglo Platinum Ltd.                                      2,650          365,906
AngloGold Ashanti Ltd.                                   7,340          309,797
ApexHi Properties Ltd. (Class 'B' Shares)               19,200           46,342
Argent Industrial Ltd.                                  10,100           28,108
Aspen Pharmacare Holdings Ltd.(a)                       18,250           85,678
Astral Foods Ltd.                                        2,800           50,494
Aveng Ltd.                                              50,650          380,587
AVI Ltd.                                                32,000           84,369
Barloworld Ltd.                                         23,420          414,454
Bell Equipment Ltd.                                     13,500           78,043
Bidvest Group Ltd.                                      34,630          702,378
Business Connexion Group                                 9,500            9,556
DataTec Ltd.                                            17,900          106,032
Discovery Holdings Ltd.                                  7,500           29,898
Distribution & Warehousing Network Ltd.                 18,900           48,072
Eland Platinum Holdings Ltd.(a)                          3,600           46,864
Ellerine Holdings Ltd.                                   3,770           34,154
FirstRand Ltd.                                         208,850          673,355
Foschini Ltd.                                           11,400           95,884
Gold Fields Ltd.                                        27,235          448,392
Grindrod Ltd.                                           36,200          120,485
Group Five Ltd.                                         12,660          113,586
Growthpoint Properties Ltd.                             37,300           82,298
Harmony Gold Mining Co., Ltd.(a)                        13,510          186,819
Hulamin Ltd.                                             1,940            6,388
Hyprop Investments Ltd.                                  6,200           37,893
Illovo Sugar Ltd.                                       11,700           36,586
Impala Platinum Holdings Ltd.                           23,720          693,080
Imperial Holdings Ltd.                                   9,980          194,871
Investec Ltd.                                            7,900           98,294
JD Group Ltd.                                            9,090           93,096
Johnnic Communications Ltd.                              6,950           90,874
JSE Ltd.                                                 4,200           42,595
Kumba Iron Ore Ltd.                                      3,960          105,839
Kumba Resources Ltd.                                     2,610           26,023
Lewis Group Ltd.                                         8,300           71,796
Liberty Group Ltd.                                       8,000          101,018
Massmart Holdings Ltd.                                  13,700          160,992
Medi-Clinic Corp. Ltd.                                  11,100           34,921
Metorex Ltd.(a)                                         12,300           45,080
Metropolitan Holdings Ltd.                              38,600           80,148
Mittal Steel South Africa Ltd.                           6,340          110,188
Mr. Price Group Ltd.                                     9,400           36,543
MTN Group Ltd.                                         139,240        1,967,618
Murray & Roberts Holdings Ltd.                          38,850          415,026
Mvelaphanda Group Ltd.                                  31,900           49,018
Mvelaphanda Resources Ltd.(a)                            5,700           43,535
Nampak Ltd.                                             15,438           43,825
Naspers Ltd. (Class 'N' Shares)                         17,810          445,294
Nedbank Group Ltd.                                      20,730          387,649
Network Healthcare Holdings Ltd.                        84,950          148,635
Northam Platinum Ltd.                                    2,500           18,660
Pick'n Pay Stores Ltd.                                  17,370           82,751
Pretoria Portland Cement Co., Ltd.                      51,833          308,516
PSG Group Ltd.                                           7,800           30,437
Remgro Ltd.                                             17,400          437,506
Reunert Ltd.                                            17,260          173,899
RMB Holdings Ltd.                                       34,000          160,741
Sanlam Ltd.                                             81,690          260,951
Santam Ltd.                                              5,583           82,514
Sappi Ltd.                                              10,180          163,740
Sasol Ltd.                                              19,820          753,244
Shoprite Holdings Ltd.                                  23,300          103,017
Spar Group Ltd.                                          7,700           57,963
Standard Bank Group Ltd.                                46,010          656,018
Steinhoff International Holdings Ltd.                   72,140          229,812
Sun International Ltd.                                   5,082          105,905
Super Group Ltd.                                        19,200           33,674
Telkom South Africa Ltd.                                21,250          501,588
Tiger Brands Ltd.                                       10,600          276,327
Tongaat-Hulett                                           1,853           24,080
Trencor Ltd.                                             6,600           31,869
Truworths International Ltd.                            33,000          167,698
Wilson Bayly Holmes-Ovcon Ltd.                           8,100          116,609
Woolworths Holdings Ltd.                                55,700          152,959
-------------------------------------------------------------------------------
                                                                    $15,889,881
-------------------------------------------------------------------------------

South Korea  -- 6.1%
-------------------------------------------------------------------------------
Amorepacific Corp.                                         138      $    99,006
Asiana Airlines, Inc.                                    7,700           84,291
Cheil Communications, Inc.                                 190           59,512
Cheil Industries, Inc.                                   1,350           78,056
CJ Corp.                                                   800          110,008
Daegu Bank                                               3,050           59,719
Daelim Industrial Co., Ltd.                                770          131,305
Daewoo Engineering & Construction Co., Ltd.              2,410           71,836
Daewoo International Corp.                                 840           41,851
Daewoo Motor Sales Corp.                                   670           34,152
Daewoo Securities Co., Ltd.                              2,650           96,025
Daewoo Shipbuilding & Marine Engineering Co., Ltd.       1,580          102,786
Daishin Securities Co., Ltd.                               820           32,803
DC Chemical Co., Ltd.                                      560           79,237
Dongbu Insurance Co., Ltd.                                 750           31,354
Dongkuk Steel Mill Co., Ltd.                             1,680           64,771
Doosan Construction & Engineering Co., Ltd.(a)           1,700           30,066
Doosan Corp.(a)                                            560           93,430
Doosan Heavy Industries & Construction Co., Ltd.           820           85,860
Doosan Infracore Co., Ltd.                               1,450           57,504
GS Engineering & Construction Corp.                        780          115,784
GS Holdings Corp.                                        1,200           65,967
Hana Financial Group, Inc.                               3,850          207,724
Hana Tour Service, Inc.                                    390           39,458
Hanarotelecom, Inc.(a)                                  10,500           93,524
Hanil Cement Co., Ltd.                                     270           31,132
Hanjin Heavy Industries & Construction Co., Ltd.         1,020           84,748
Hanjin Shipping Co., Ltd.                                4,130          261,018
Hanjin Transportation Co., Ltd.                            600           41,909
Hankook Tire Co., Ltd.                                   2,940           67,129
Hanmi Pharm Co., Ltd.                                      160           25,760
Hansol Paper Co., Ltd.(a)                                1,700           32,705
Hanwha Chemical Corp.                                    2,700           65,905
Hanwha Corp.                                             2,380          148,970
Hanwha Securities Co., Ltd.                              1,300           29,937
Hite Brewery Co., Ltd.                                     375           49,300
Honam Petrochemical Corp.                                  570           77,902
Hynix Semiconductor, Inc.(a)                             6,190          249,400
Hyosung Corp.                                              880           55,424
Hyundai Autonet Co., Ltd.                                4,900           44,709
Hyundai Department Store Co., Ltd.                         415           44,637
Hyundai Development Co.                                  1,550          128,610
Hyundai Engineering & Construction Co., Ltd.(a)            900           78,000
Hyundai Heavy Industries Co., Ltd.                         785          302,846
Hyundai Marine & Fire Insurance Co., Ltd.                2,000           38,162
Hyundai Merchant Marine Co., Ltd.                        2,920          144,801
Hyundai Mipo Dockyard Co., Ltd.                            325          102,451
Hyundai Mobis                                            2,070          223,009
Hyundai Motor Co., Ltd.                                  4,650          407,958
Hyundai Motor Co., Ltd. (PFD Shares)                     2,300          110,675
Hyundai Securities Co., Ltd.                             4,070          135,120
Hyundai Steel Co.                                        2,270          163,362
Industrial Bank of Korea                                 5,380          123,119
Kangwon Land, Inc.                                       4,340           97,483
KCC Corp.                                                  115           52,682
Kia Motors Corp.(a)                                      7,390          112,155
Kookmin Bank                                             7,510          655,463
Korea Electric Power Corp.                              10,650          510,597
Korea Exchange Bank                                      2,680           41,578
Korea Express Co., Ltd.(a)                                 330           38,130
Korea Gas Corp.                                          2,080          130,259
Korea Investment Holdings Co., Ltd.                        910           62,040
Korea Zinc Co., Ltd.                                       330           72,664
Korean Air Lines Co., Ltd.                               2,992          239,616
Korean Reinsurance Co.                                   2,650           39,600
KT Corp.                                                 8,540          408,283
KT Corp. (ADR)                                           5,675          133,476
KT Freetel Co., Ltd.                                     3,590          112,623
KT&G Corp.                                               3,915          293,289
KTBNetwork Co., Ltd.(a)                                  2,700           26,354
LG Chem Ltd.                                             1,180          117,841
LG Corp.                                                 1,470           83,378
LG Dacom Corp.                                           4,150          118,598
LG Electronics, Inc.                                     2,490          208,815
LG Electronics, Inc. (PFD Shares)                          730           34,604
LG Household & Health Care Ltd.                            280           37,112
LG Petrochemical Co., Ltd.                                 910           43,039
LG Telecom Ltd.(a)                                       9,265          100,101
LG.Philips LCD Co., Ltd.(a)                              2,470          114,950
LIG Non-Life Insurance Co., Ltd.                         1,700           44,648
Lotte Chilsung Beverage Co., Ltd.                           37           60,372
Lotte Confectionery Co., Ltd.                               28           48,733
Lotte Shopping Co., Ltd.                                   315          122,904
LS Cable Ltd.                                              400           36,176
Macquarie Korea Infrastructure Fund                      6,260           50,391
NCsoft Corp.(a)                                            420           34,520
NHN Corp.                                                  815          148,809
Nong Shim Co., Ltd.                                         80           21,755
ORION Corp.                                                110           36,729
Pacific Corp.                                              189           37,674
Poongsan Corp.                                             390           13,003
POSCO                                                    2,277        1,316,652
Pusan Bank                                               2,800           53,607
S-Oil Corp.                                              1,445          126,625
Samchully Co., Ltd.                                        160           38,768
Samsung Corp.                                            2,510          166,714
Samsung Electro-Mechanics Co., Ltd.                      1,050           55,635
Samsung Electronics Co., Ltd.                            2,221        1,466,154
Samsung Electronics Co., Ltd. (PFD Shares)                 428          211,983
Samsung Engineering Co., Ltd.                              620           72,725
Samsung Fine Chemicals Co., Ltd.                           850           49,127
Samsung Fire & Marine Insurance Co., Ltd.                  975          200,128
Samsung Heavy Industries Co., Ltd.                       4,210          228,829
Samsung SDI Co., Ltd.                                      830           57,470
Samsung Securities Co., Ltd.                             1,040           96,623
Samsung Techwin Co., Ltd.                                1,050           64,824
Shinhan Financial Group Co., Ltd.                        8,860          599,558
Shinsegae Co., Ltd.                                        332          216,734
SK Chemicals Co., Ltd.                                     610           55,842
SK Corp.                                                   775          145,546
SK Energy Co., Ltd.(a)                                   1,899          324,315
SK Networks Co., Ltd.(a)                                 1,870           52,394
SK Securities Co., Ltd.                                 11,500           59,328
SK Telecom Co., Ltd.                                     1,305          292,162
SK Telecom Co., Ltd. (ADR)                               2,550           71,757
Ssangyong Cement Industrial Co., Ltd.(a)                 1,800           31,334
STX Shipbuilding Co., Ltd.                                 770           42,492
Taekwang Industrial Co., Ltd.                               30           49,277
Tong Yang Investment Bank                                2,000           43,582
Woongjin Coway Co., Ltd.                                 1,450           46,982
Woori Finance Holdings Co., Ltd.                         3,280           84,459
Woori Investment & Securities Co., Ltd.                  1,700           55,356
Yuhan Corp.                                                187           39,477
-------------------------------------------------------------------------------
                                                                    $16,191,630
-------------------------------------------------------------------------------

Taiwan  -- 6.2%
-------------------------------------------------------------------------------
Acer, Inc.                                              58,000      $   127,058
Advanced Semiconductor Engineering, Inc.(a)            118,000          153,425
Advantech Co., Ltd.                                      7,000           22,109
Altek Corp.                                             20,000           45,459
ASE Test Ltd.(a)                                       216,000           39,975
Asia Cement Corp.                                       54,000           69,186
Asia Optical Co., Inc.                                  30,299          132,948
Asustek Computer, Inc.                                  83,400          236,844
AU Optronics Corp.                                     175,210          296,785
BenQ Corp.(a)                                          102,000           50,362
Capital Securities Corp.                                21,000           14,113
Catcher Technology Co., Ltd.                             9,000           81,867
Cathay Financial Holding Co., Ltd.                     198,348          514,904
Cathay Real Estate Development Co., Ltd.                71,000           41,196
Chang Hwa Commercial Bank                              106,000           67,793
Cheng Loong Corp.                                       78,000           34,319
Cheng Shin Rubber Industry Co., Ltd.                    61,000          107,050
Cheng Uei Precision Industry Co., Ltd.                  19,000           58,047
Chi Mei Optoelectronics Corp.                           97,169          108,125
China Airlines                                         122,000           56,330
China Development Financial Holding Corp.              318,780          134,761
China Motor Corp.                                       63,000           56,951
China Petrochemical Development Corp.(a)               130,000           60,888
China Steel Corp.                                      339,900          443,518
Chinatrust Financial Holding Co., Ltd.                 279,560          220,078
Chung Hung Steel Corp.                                  60,000           28,616
Chunghwa Picture Tubes Ltd.(a)                         171,000           48,499
Chunghwa Telecom Co., Ltd.                             382,008          657,220
CMC Magnetics Corp.(a)                                 105,000           57,462
Compal Communications, Inc.                             12,000           33,758
Compal Electronics, Inc.                               126,000          143,151
Coretronic Corp.                                        14,000           24,738
D-Link Corp.                                            31,620           78,285
Delta Electronics, Inc.                                 51,850          203,129
E.Sun Financial Holding Co., Ltd.                       76,000           42,457
Epistar Corp.                                           12,000           61,468
Eternal Chemical Co., Ltd.                              30,240           43,731
EVA Airways Corp.                                      367,000          148,717
Evergreen International Storage & Transport Corp.       79,000           47,926
Evergreen Marine Corp.                                 194,050          130,855
Everlight Electronics Co., Ltd.                          6,000           27,435
Far Eastern International Bank                          83,000           38,621
Far Eastern Textile Ltd.                               113,000          128,741
Far EasTone Telecommunications Co., Ltd.               263,000          304,475
Feng Hsin Iron & Steel Co., Ltd.                         9,000           11,486
First Financial Holding Co., Ltd.                      180,000          133,020
Formosa Chemicals & Fibre Corp.                        120,000          278,055
Formosa International Hotels Corp.                       2,000           18,929
Formosa Petrochemical Corp.                             87,000          240,119
Formosa Plastics Corp.                                 199,000          488,370
Formosa Taffeta Co., Ltd.                              118,000          143,854
Foxconn Technology Co., Ltd.                            12,000          132,908
Fubon Financial Holding Co., Ltd.                      154,000          142,452
Fuhwa Financial Holdings Co., Ltd.(a)                  228,225          148,675
HannStar Display Corp.(a)                              106,000           30,359
High Tech Computer Corp.                                12,000          218,486
Hon Hai Precision Industry Co., Ltd.                   116,600          958,718
Hotai Motor Co., Ltd.                                   38,000          106,282
Hsinchu International Bank(b)                           14,000           10,454
Hua Nan Financial Holdings Co., Ltd.                   178,000          121,703
Inventec Appliances Corp.                               23,100           45,347
Inventec Co., Ltd.                                      58,800           40,757
Johnson Health Tech Co., Ltd.                            8,000           38,522
KGI Securities Co., Ltd.                               129,000           70,529
King Yuan Electronics Co., Ltd.                         38,496           28,099
Largan Precision Co., Ltd.                              13,000          161,433
Lite-On Technology Corp.                                68,623          113,000
Macronix International Co., Ltd.(a)                     89,000           57,200
MediaTek, Inc.                                          26,355          469,831
Mega Financial Holding Co., Ltd.                       305,000          213,922
Mitac International Corp.                               33,455           40,578
Mosel Vitelic, Inc.                                     52,000           95,014
Motech Industries, Inc.                                  3,000           37,237
Nan Ya Plastics Corp.                                  265,270          582,618
Nan Ya Printed Circuit Board Corp.                       8,000           50,998
Nanya Technology Corp.                                  50,467           40,872
Novatek Microelectronics Corp. Ltd.                     10,199           46,949
Phoenix Precision Technology Corp.                      26,128           33,309
PixArt Imaging, Inc.                                     5,000           63,591
Polaris Securities Co., Ltd.                            91,000           52,342
Pou Chen Corp.                                         227,072          254,837
Powerchip Semiconductor Corp.                          172,780          110,838
Powertech Technology, Inc.                              12,000           56,018
President Chain Store Corp.                             52,000          143,905
ProMOS Technologies, Inc.                              122,000           47,048
Quanta Computer, Inc.                                   67,139          109,006
Realtek Semiconductor Corp.                             10,500           60,288
RichTek Technology Corp.                                 2,300           32,670
Shin Kong Financial Holding Co., Ltd.                  116,000          140,120
Siliconware Precision Industries Co.                    80,558          153,951
Sincere Navigation                                      56,000          122,585
Sino-American Silicon Products, Inc.                     6,000           66,785
SinoPac Financial Holdings Co., Ltd.                   303,000          152,869
Sunplus Technology Co., Ltd.                            14,000           34,962
Synnex Technology International Corp.                   15,000           31,427
Taishin Financial Holdings Co., Ltd.(a)                234,000          124,951
Taiwan Business Bank(a)                                106,000           33,035
Taiwan Cement Corp.                                    144,430          173,779
Taiwan Cooperative Bank                                 70,000           52,934
Taiwan Fertilizer Co., Ltd.                             24,000           54,087
Taiwan Glass Industrial Corp.                           36,168           31,472
Taiwan Mobile Co., Ltd.                                457,000          541,111
Taiwan Semiconductor Manufacturing Co., Ltd.           687,979        1,350,905
Tatung Co., Ltd.(a)                                     98,000           52,048
Teco Electric & Machinery Co., Ltd.                     63,000           33,497
Tripod Technology Corp.                                 12,540           54,737
TSRC Corp.                                              22,000           29,978
Tung Ho Steel Enterprise Corp.                          38,000           47,986
U-Ming Marine Transport Corp.                           59,000          155,581
Uni-President Enterprises Corp.                        323,000          346,383
Unimicron Technology Corp.                              29,580           42,600
United Microelectronics Corp.                          498,204          277,334
Via Technologies, Inc.(a)                               40,000           38,364
Walsin Lihwa Corp.                                      80,000           43,584
Wan Hai Lines Ltd.                                     205,000          160,103
Winbond Electronics Corp.                              106,000           41,063
Wintek Corp.                                            29,000           38,215
Wistron Corp.                                           28,000           56,757
Yageo Corp.                                             50,000           23,219
Yang Ming Marine Transport                              63,000           46,211
Yieh Phui Enterprise                                    94,000           44,696
Yuen Foong Yu Paper Manufacturing Co., Ltd.             24,000           11,758
Yulon Motor Co., Ltd.                                  118,135          149,612
-------------------------------------------------------------------------------
                                                                    $16,462,702
-------------------------------------------------------------------------------

Thailand  -- 3.2%
-------------------------------------------------------------------------------
Advance Agro Pcl(a)                                     21,000      $    20,518
Advanced Info Service Pcl(c)                           131,500          379,008
Advanced Info Service Pcl                               17,100           49,215
Airports of Thailand Pcl(c)                             54,000          103,124
Amata Corp. Pcl(c)                                      75,000           35,751
Aromatics (Thailand) Pcl(c)                             24,300           52,161
Aromatics (Thailand) Pcl                                23,700           50,853
Asian Property Development Pcl                         192,500           39,034
Asian Property Development Pcl(c)                      187,000           39,449
Bangkok Bank Pcl                                       136,900          511,952
Bangkok Bank Pcl(c)                                      4,300           16,050
Bangkok Dusit Medical Services Pcl                     148,500          200,052
Bangkok Expressway Pcl(c)                              127,000           92,876
Bangkok Land Pcl(a)                                    800,000           23,686
Bank of Ayudhya Pcl(c)                                  13,600           10,642
Bank of Ayudhya Pcl                                    231,300          180,822
BankThai Pcl(a)                                        290,400           30,265
Banpu Pcl                                               20,000          165,197
Banpu Pcl(c)                                             2,700           22,424
BEC World Pcl(c)                                       127,100           91,068
Big C Supercenter Pcl(c)                                 6,300            9,233
Big C Supercenter Pcl                                   36,600           53,640
Bumrungrad Hospital Pcl(c)                             113,900          161,028
Cal-Comp Electronics (Thailand) Pcl(c)                 613,900          123,598
Central Pattana Pcl                                     49,600           49,541
Central Pattana Pcl(c)                                  70,000           70,466
Ch. Karnchang Pcl(a)(c)                                267,200           78,321
Charoen Pokphand Foods Pcl(c)                          659,500           78,105
CP Seven Eleven Pcl                                    345,700          122,063
CP Seven Eleven Pcl(c)                                 130,000           46,188
Delta Electronics (Thailand) Pcl(c)                    104,800           77,262
Electricity Generating Pcl(c)                            5,100           18,839
Electricity Generating Pcl                              26,200           90,819
Glow Energy Pcl                                         69,200           64,539
Hana Microelectronics Pcl(c)                           207,100          157,893
ICC International Pcl(c)                                 8,400           10,197
IRPC Pcl(c)                                            783,500          162,383
Italian-Thai Development Pcl(a)(c)                   1,070,900          233,046
Kasikornbank Pcl(c)                                      6,000           15,125
Kasikornbank Pcl                                       152,500          366,741
Kiatnakin Bank Pcl(c)                                   49,400           46,343
Krung Thai Bank Pcl(c)                                 400,500          139,258
Land & Houses Pcl                                      845,900          182,391
Loxley Pcl(c)                                          225,800           14,307
Major Cineplex Group Pcl(c)                             60,400           34,336
Minor International Pcl(c)                             279,200          131,437
Phatra Securities Pcl                                   26,600           37,768
Precious Shipping Pcl(c)                                88,700           97,826
PTT Chemical Pcl(c)                                     26,100           86,549
PTT Exploration & Production Pcl(c)                     77,500          293,708
PTT Pcl(c)                                              87,060          809,381
PTT Pcl                                                  8,700           79,919
Quality House Pcl(c)                                   775,300           40,745
Ratchaburi Electricity Generating Holding Pcl(c)        88,700          122,118
Rayong Refinery Pcl(c)                                 115,100           82,129
Regional Container Line Pcl(c)                          50,000           49,963
Robinson Department Store Pcl                          130,000           41,184
Samart Corp. Pcl                                       139,000           33,953
Siam Cement Pcl(c)                                       1,800           14,380
Siam Cement Pcl                                         59,500          475,065
Siam City Bank Pcl                                      64,400           38,299
Siam City Cement Pcl(c)                                 11,490           97,975
Siam Commercial Bank Pcl(c)                             34,500           86,059
Siam Commercial Bank Pcl                                99,400          237,880
Siam Makro Pcl(c)                                       13,000           33,871
Sino Thai Engineering & Construction Pcl(a)(c)         216,000           45,087
Sino Thai Engineering & Construction Pcl(a)            308,500           62,913
Thai Airways International Pcl(c)                       86,900          123,500
Thai Airways International Pcl                          30,500           43,168
Thai Beverage Pcl                                      797,000          142,947
Thai Oil Pcl(c)                                         74,000          192,411
Thai Union Frozen Products Pcl(c)                       74,400           53,006
Thai Union Frozen Products Pcl                          63,700           45,067
Thanachart Capital Pcl(c)                               83,000           40,794
Thoresen Thai Agencies Pcl                              32,700           51,954
Thoresen Thai Agencies Pcl(c)                           65,200          104,243
TISCO Bank Pcl                                          50,000           44,830
TMB Bank Pcl(a)(c)                                     517,000           35,207
TMB Bank Pcl(a)                                        758,900           50,589
Total Access Communication Pcl(a)                       71,600           95,634
True Corp. Pcl(a)(c)                                   465,100          113,607
-------------------------------------------------------------------------------
                                                                    $ 8,654,975
-------------------------------------------------------------------------------

Turkey  -- 3.3%
-------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                 8,051      $    55,757
Adana Cimento Sanayii TAS                                5,131           37,887
Akbank TAS                                             120,350          808,416
Akcansa Cimento AS                                       6,600           49,416
Akenerji Elektrik Uretim AS(a)                          15,700          108,875
Aksigorta AS                                            18,200          125,220
Alarko Holding AS                                       15,600           43,158
Anadolu Anonim Turk Sigorta Sirketi                     19,250           34,190
Anadolu Cam Sanayii AS                                   2,800           11,640
Anadolu Efes Biracilik ve Malt Sanayii AS                6,030          239,535
Arcelik AS                                              12,800          107,215
Aselsan Elektronik Sanayi ve Ticaret AS                    580           13,296
Aygaz AS                                                22,574           98,604
BIM Birlesik Magazalar AS                                1,610          108,371
Bursa Cimento Fabrikasi AS                               5,300           45,535
Cimsa Cimento Sanayi ve Ticaret AS                      13,100          100,221
Dogan Sirketler Grubu Holding AS                       128,324          276,372
Dogan Yayin Holding AS(a)                               25,300          110,693
Dogus Otomotiv Servis ve Ticaret AS                      6,500           35,886
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                  7,900           33,129
Enka Insaat ve Sanayi AS                                32,300          403,529
Eregli Demir ve Celik Fabrikalari TAS                   65,616          475,454
Ford Otomotiv Sanayi AS                                 10,700          105,242
Haci Omer Sabanci Holding AS                            52,450          291,550
Hurriyet Gazetecilik ve Matbaacilik AS(a)               20,100           61,234
Ihlas Holding AS(a)                                     65,000           35,603
Is Gayrimenkul Yatirim Ortakligi AS                     19,365           33,074
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class 'D' Shares)(a)                                   72,000           64,346
KOC Holding AS(a)                                       98,772          449,947
Mardin Cimento Sanayii ve Ticaret AS                     2,000           12,291
Migros Turk TAS                                         12,000          196,575
Petkim Petrokimya Holding AS(a)                         10,800           86,737
Petrol Ofisi AS                                         24,396          105,124
Sekerbank TAS(a)                                         6,500           56,949
Tofas Turk Otomobil Fabrikasi AS                        21,400          102,337
Trakya CAM Sanayii AS                                   17,500           65,483
Tupras-Turkiye Petrol Rafinerileri AS                   17,270          422,769
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)          28,100          209,487
Turk Sise ve Cam Fabrikalari AS                         22,100           98,648
Turk Traktor ve Ziraat Makineleri AS                     4,100           52,074
Turkcell Iletisim Hizmetleri AS                        149,500        1,056,380
Turkiye Garanti Bankasi AS                             124,900          851,998
Turkiye Is Bankasi                                      94,849          511,588
Turkiye Sinai Kalkinma Bankasi AS(a)                    34,033           57,522
Ulker Gida Sanayi ve Ticaret AS                         23,300           97,225
Vestel Elektronik Sanayi va Ticaret AS(a)               12,500           31,290
Yapi ve Kredi Bankasi AS(a)                             77,292          230,086
Yazicilar Holding AS                                    10,800           83,531
-------------------------------------------------------------------------------
                                                                    $ 8,691,489
-------------------------------------------------------------------------------

United Arab Emirates  -- 0.8%
-------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                148,900      $   132,977
Arabtec Holding Co.                                     94,250          147,556
Aramex (PJSC)(a)                                       414,200          288,708
Dubai Investments (PJSC)                               178,370          223,888
Dubai Islamic Bank                                     127,080          343,932
Emaar Properties (PJSC)                                169,100          501,856
National Central Cooling Co. (Tabreed)                 375,664          262,870
Union Properties                                       163,400          144,147
-------------------------------------------------------------------------------
                                                                    $ 2,045,934
-------------------------------------------------------------------------------
Total Common Stocks (cost $233,337,608)                            $257,276,087
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.5%
Saudi Arabia Investment Fund Ltd.(a)                    38,316      $ 1,921,547
Vietnam Enterprise Investments Ltd.(a)                 400,712        1,983,525
-------------------------------------------------------------------------------

Total Investment Funds (cost $4,031,062)                           $  3,905,072
-------------------------------------------------------------------------------

RIGHTS(a) -- 0.0%
Alchemia SA                                                550      $     7,040
Bangkok Land Pcl                                       145,454               --
Engro Chemical Pakistan Ltd.                               975            2,058
Impact SA                                              318,800            3,894
Quinenco SA                                              7,998            2,681
SM-Chile                                               123,239              920
Sociedad de Inversiones Pampa Calichera SA               9,515            1,239
-------------------------------------------------------------------------------

Total Rights (cost $7,432)                                         $     17,832
-------------------------------------------------------------------------------
Total Long-Term Investments - 97.8%
  (cost $237,376,102)                                              $261,198,991

                                                      PRINCIPAL
SECURITY                                             AMOUNT (000)     VALUE
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.0%

Time Deposit
Banco de la Republica de Colombia 1.00% 12/6/07             26      $    26,007
Banco de la Republica de Colombia 1.00% 12/6/07             20           20,357
Citibank Argentina 1.00% 10/26/07                            5            4,485
-------------------------------------------------------------------------------

Total Time Deposit (cost $50,927)                                  $     50,849
-------------------------------------------------------------------------------
Total Short-Term Investments - 0.0% (cost $50,927)                 $     50,849
-------------------------------------------------------------------------------
Total Investments - 97.8%
  (cost $237,427,029)                                              $261,249,840
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.2%                              $  5,852,064
-------------------------------------------------------------------------------

Net Assets - 100.0%                                                $267,101,904
-------------------------------------------------------------------------------

(144A) - Security exempt from registation under Rule 144A of the Securities
         Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of the securities is $2,266,687 or 0.9% of the Portfolio's net assets.

(ADR) - American Depositary Receipt
(GDR) - Global Depository Receipt
(PFD Shares) - Preferred Shares
(a)      Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio as of July 31, 2007.

                         PERCENTAGE OF
                             TOTAL
CURRENCY                  INVESTMENTS                 VALUE
United States Dollar         12.3%                 $32,075,677
Brazilian Real                6.6%                  17,144,420
New Taiwan Dollar             6.3%                  16,462,702
Indian Rupee                  6.1%                  16,021,130
South Korean Won              6.1%                  15,986,397
South African Rand            6.1%                  15,889,881
Mexican Peso                  5.9%                  15,307,070
Hong Kong Dollar              5.7%                  14,896,221
New Turkish Lira              3.3%                   8,691,489
Thailand Baht                 3.2%                   8,416,393
Malaysian Ringgit             3.2%                   8,340,415
Indonesian Rupiah             3.0%                   7,860,903
Chilean Peso                  2.9%                   7,716,962
Czech Koruna                  2.9%                   7,668,357
Polish Zloty                  2.9%                   7,527,254
Hungarian Forint              2.9%                   7,478,438
Philippine Peso               2.8%                   7,294,489
Israeli Shekel                1.9%                   5,048,516
Moroccan Dirham               1.7%                   4,338,183
Qatari Rial                   1.6%                   4,115,983
Egyptian Pound                1.5%                   3,812,805
Other Currencies              11.1%                 29,156,155

FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

         THE COST AND UNREALIZED APPRECIATION (DEPRECIATION) IN VALUE OF THE INVESTMENTS OWNED AT JULY 31, 2007, AS COMPUTED ON A FEDERAL INCOME TAX BASIS, WERE AS FOLLOWS:

    AGGREGATE COST                                              $237,435,751
    -------------------------------------------------------------------------

    Gross unrealized appreciation                               $ 27,430,300
    Gross unrealized depreciation                                 (3,616,211)
    ------------------------------------------------------------------------

    NET UNREALIZED APPRECIATION                                 $ 23,814,089
    ------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------

By:   /s/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President and Principal Executive Officer

Date: September 21, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust, Jr.
      President and Principal Executive Officer

Date: September 21, 2007
      ------------------


By:   /s/ Barbara E. Campbell
      Barbara E. Campbell
      Treasurer and Principal Financial Officer

Date: September 21, 2007
      ------------------